UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-06367

                             Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund Semiannual Report — March 31, 2016

To Our Shareholders,

For the six months ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 5.5% compared with an increase of 8.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a)(b) (Unaudited)						Since Inception (01/02/92)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABEX)	5.51%	(4.26)%	7.90%	6.47%	7.24%	9.81%
S&P 500 Index	8.49	1.78	11.58	7.01	5.99	9.00(e)
Nasdaq Composite Index	6.14	0.66	13.31	8.79	7.78	9.12(e)
Lipper Equity Income Fund Average	7.87	(0.56)	9.33	5.78	5.82	8.15
Class A (GCAEX)	5.53	(4.28)	7.90	6.48	7.23	9.80
With sales charge (c)	(0.54)	(9.78)	6.63	5.85	6.81	9.54
Class C (GCCEX)	5.17	(4.96)	7.10	5.68	6.59	9.40
With contingent deferred sales charge (d)	4.17	(5.91)	7.10	5.68	6.59	9.40
Class I (GCIEX)	5.66	(4.03)	8.17	6.70	7.39	9.91

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 12 for the expense ratios for the six months ended March 31, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2015 through March 31, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,055.10	1.40%	$ 7.19
Class A	$1,000.00	$1,055.30	1.40%	$ 7.19
Class C	$1,000.00	$1,051.70	2.15%	$11.03
Class I	$1,000.00	$1,056.60	1.15%	$ 5.91
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.40%	$ 7.06
Class A	$1,000.00	$1,018.00	1.40%	$ 7.06
Class C	$1,000.00	$1,014.25	2.15%	$10.83
Class I	$1,000.00	$1,019.25	1.15%	$ 5.81

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2016:

The Gabelli Equity Income Fund

Financial Services	17.8%
Food and Beverage	14.0%
Health Care	12.7%
Retail	9.6%
Diversified Industrial	4.5%
Consumer Products	4.4%
Telecommunications	3.5%
Energy and Utilities: Oil	3.5%
Automotive: Parts and Accessories	2.9%
Aerospace	2.7%
Specialty Chemicals	2.2%
Entertainment	1.6%
Energy and Utilities: Services	1.4%
Computer Software and Services	1.2%
Wireless Communications	1.2%
Computer Hardware	1.2%
Equipment and Supplies	1.2%
Business Services	1.2%
Broadcasting	1.2%
Energy and Utilities: Natural Gas	1.2%
Electronics	1.0%
Real Estate Investment Trusts	0.9%

Metals and Mining	0.9%
Machinery	0.8%
Hotels and Gaming	0.8%
Energy and Utilities: Integrated	0.8%
Building and Construction	0.8%
Communications Equipment	0.7%
Cable and Satellite	0.7%
Environmental Services	0.6%
Agriculture	0.6%
Automotive	0.5%
Transportation	0.4%
Aviation: Parts and Services	0.3%
Energy and Utilities: Electric	0.3%
Consumer Services	0.2%
Energy and Utilities: Water	0.2%
Paper and Forest Products	0.1%
Real Estate	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.2%

100.0%

  *      Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 2.7%
70,000	Aerojet Rocketdyne Holdings Inc.†	$408,128	$1,146,600
2,000	Lockheed Martin Corp.	47,350	443,000
10,000	Raytheon Co.	279,200	1,226,300
240,000	Rockwell Automation Inc.	10,161,665	27,300,000
2,000	Rockwell Collins Inc.	15,844	184,420
1,600,000	Rolls-Royce Holdings plc	11,982,896	15,672,306
58,000	The Boeing Co.	3,639,088	7,362,520

		26,534,171	53,335,146

	Agriculture — 0.6%
100,000	Archer Daniels Midland Co.	2,734,560	3,631,000
84,000	Monsanto Co.	1,687,651	7,370,160
12,000	The Mosaic Co.	186,246	324,000

		4,608,457	11,325,160

	Automotive — 0.5%
250,000	Ford Motor Co.	3,028,457	3,375,000
15,000	General Motors Co.	299,826	471,450
350,000	Navistar International Corp.†	7,656,695	4,382,000
31,000	PACCAR Inc.	1,399,566	1,695,390

		12,384,544	9,923,840

	Automotive: Parts and Accessories — 2.9%
8,000	BorgWarner Inc.	246,560	307,200
200,000	Dana Holding Corp.	3,345,824	2,818,000
70,000	Federal-Mogul Holdings Corp.†	753,550	691,600
495,000	Genuine Parts Co.	22,121,615	49,183,200
40,000	Modine Manufacturing Co.†	377,136	440,400
10,000	O’Reilly Automotive Inc.†	254,864	2,736,600
42,000	Tenneco Inc.†	640,427	2,163,420

		27,739,976	58,340,420

	Aviation: Parts and Services — 0.3%
48,000	Curtiss-Wright Corp.	532,546	3,632,160
29,000	United Technologies Corp.	1,453,950	2,902,900

		1,986,496	6,535,060

	Broadcasting — 1.2%
350,359	CBS Corp., Cl. A, Voting	8,434,882	20,462,717
54,000	CBS Corp., Cl. B, Non-Voting	1,242,718	2,974,860
36,000	MSG Networks Inc., Cl. A†	134,967	622,440

		9,812,567	24,060,017

	Building and Construction — 0.7%
235,000	Fortune Brands Home & Security Inc.	2,557,576	13,169,400

	Business Services — 1.2%
37,000	Automatic Data Processing Inc.	1,358,159	3,319,270

Shares		Cost	Market Value
30,000	Blackhawk Network Holdings Inc.†	$699,587	$1,029,000
150,000	Diebold Inc.	4,961,156	4,336,500
4,000	Landauer Inc.	134,546	132,280
100,000	MasterCard Inc., Cl. A	864,079	9,450,000
30,000	McGraw Hill Financial Inc.	1,225,693	2,969,400
12,000	MSC Industrial Direct Co. Inc., Cl. A	909,493	915,720
40,000	Pentair plc	1,223,885	2,170,400
4,000	Vectrus Inc.†	61,245	91,000

		11,437,843	24,413,570

	Cable and Satellite — 0.7%
10,000	AMC Networks Inc., Cl. A†	389,742	649,400
500	Cable One Inc.	66,571	218,565
168,000	DISH Network Corp., Cl. A†	3,451,041	7,771,680
16,000	EchoStar Corp., Cl. A†	478,840	708,640
58,000	Scripps Networks Interactive Inc., Cl. A	2,452,305	3,799,000
7,000	Time Warner Cable Inc.	938,876	1,432,340

		7,777,375	14,579,625

	Communications Equipment — 0.7%
700,000	Corning Inc.	9,266,662	14,623,000

	Computer Hardware — 1.2%
22,000	Apple Inc.	1,611,288	2,397,780
300,000	HP Inc.	2,896,840	3,696,000
124,000	International Business Machines Corp.	9,997,048	18,779,800

		14,505,176	24,873,580

	Computer Software and Services — 1.2%
11,000	CDK Global Inc.	171,508	512,050
100,000	EMC Corp.	2,250,448	2,665,000
111,500	Fidelity National Information Services Inc.	1,973,852	7,059,065
300,000	Hewlett Packard Enterprise Co.	3,540,582	5,319,000
50,000	Microsoft Corp.	1,397,000	2,761,500
23,000	NetScout Systems Inc.†	371,369	528,310
170,000	Yahoo! Inc.†	2,777,079	6,257,700

		12,481,838	25,102,625

	Consumer Products — 4.4%
44,000	Altria Group Inc.	517,039	2,757,040
80,000	Edgewell Personal Care Co.	3,324,552	6,442,400
70,000	Energizer Holdings Inc.	942,538	2,835,700
1,000	Hanesbrands Inc.	5,448	28,340
2,000	National Presto Industries Inc.	60,046	167,480
50,000	Philip Morris International Inc.	1,501,172	4,905,500
102,000	Reckitt Benckiser Group plc	3,247,436	9,859,248

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
19,000	Svenska Cellulosa AB, Cl. A	$326,762	$594,229
1,200,000	Swedish Match AB	16,974,362	40,737,844
194,000	The Procter & Gamble Co.	11,409,920	15,968,140
81,000	Unilever NV - NY Shares	1,639,778	3,619,080

		39,949,053	87,915,001

	Consumer Services — 0.2%
4,000	Allegion plc	59,916	254,840
124,000	Rollins Inc.	298,952	3,362,880

		358,868	3,617,720

	Diversified Industrial — 4.4%
600	Acuity Brands Inc.	5,693	130,884
100,000	Crane Co.	3,402,503	5,386,000
80,000	Eaton Corp. plc	3,945,548	5,004,800
800,000	General Electric Co.	13,648,964	25,432,000
204,000	Honeywell International Inc.	6,915,343	22,858,200
50,000	ITT Corp.	1,004,526	1,844,500
50,000	Jardine Matheson Holdings Ltd.	2,372,853	2,854,000
180,000	Jardine Strategic Holdings Ltd.	4,227,653	5,373,000
120,000	Textron Inc.	763,372	4,375,200
350,000	Toray Industries Inc.	2,392,238	2,982,985
26,000	Trinity Industries Inc.	376,576	476,060
305,000	Tyco International plc	6,428,113	11,196,550

		45,483,382	87,914,179

	Electronics — 1.0%
41,000	Dolby Laboratories Inc., Cl. A	1,639,309	1,781,860
45,000	Sony Corp.	1,174,377	1,156,737
85,000	Sony Corp., ADR	2,025,391	2,186,200
74,000	TE Connectivity Ltd.	2,500,525	4,582,080
180,000	Texas Instruments Inc.	4,693,250	10,335,600

		12,032,852	20,042,477

	Energy and Utilities: Electric — 0.3%
16,000	American Electric Power Co. Inc.	551,750	1,062,400
7,000	Avangrid Inc.	137,482	280,770
45,000	El Paso Electric Co.	351,450	2,064,600
12,500	Great Plains Energy Inc.	237,842	403,125
50,000	Korea Electric Power Corp., ADR†	650,030	1,287,500
105,000	The AES Corp.	560,708	1,239,000

		2,489,262	6,337,395

	Energy and Utilities: Integrated — 0.8%
32,000	Dominion Resources Inc.	1,147,041	2,403,840
10,000	Duke Energy Corp.	466,157	806,800
215,000	Energy Transfer Equity LP	1,505,747	1,532,950
29,000	Eni SpA	304,221	438,889

Shares		Cost	Market Value
36,000	Eversource Energy	$577,023	$2,100,240
6,500	Iberdrola SA, ADR	98,020	174,005
6,000	NextEra Energy Inc.	242,837	710,040
67,500	OGE Energy Corp.	900,738	1,932,525
59,000	PNM Resources Inc.	607,016	1,989,480
40,000	TECO Energy Inc.	496,772	1,101,200
57,000	Westar Energy Inc.	654,501	2,827,770

		7,000,073	16,017,739

	Energy and Utilities: Natural Gas — 1.2%
6,000	AGL Resources Inc.	105,825	390,840
2,300	Atmos Energy Corp.	60,499	170,798
90,426	California Resources Corp.	309,037	93,138
100,000	Kinder Morgan Inc.	3,211,500	1,786,000
211,000	National Fuel Gas Co.	9,368,719	10,560,550
17,000	ONE Gas Inc.	72,951	1,038,700
126,000	ONEOK Inc.	1,274,422	3,762,360
24,000	Piedmont Natural Gas Co. Inc.	394,017	1,435,920
20,000	Southwest Gas Corp.	413,154	1,317,000
90,000	Spectra Energy Corp.	2,134,239	2,754,000

		17,344,363	23,309,306

	Energy and Utilities: Oil — 3.5%
192,000	Anadarko Petroleum Corp.	10,070,492	8,941,440
210,000	BP plc, ADR	9,017,361	6,337,800
155,000	Chevron Corp.	7,400,254	14,787,000
150,000	ConocoPhillips	3,076,693	6,040,500
16,000	Denbury Resources Inc.	47,450	35,520
54,000	Devon Energy Corp.	2,183,608	1,481,760
140,000	Exxon Mobil Corp.	4,743,815	11,702,600
120,000	Hess Corp.	7,451,605	6,318,000
28,000	Marathon Oil Corp.	652,294	311,920
36,000	Marathon Petroleum Corp.	588,886	1,338,480
90,000	Occidental Petroleum Corp.	3,590,043	6,158,700
3,000	PetroChina Co. Ltd., ADR	234,161	198,900
2,000	Repsol SA, ADR	21,640	22,620
115,000	Royal Dutch Shell plc, Cl. A, ADR	5,200,302	5,571,750
17,000	Total SA, ADR	282,789	772,140
28,000	WesternZagros Resources Ltd.†	96,833	1,509

		54,658,226	70,020,639

	Energy and Utilities: Services — 1.4%
48,000	Cameron International Corp.†	687,368	3,218,400
350,000	Halliburton Co.	10,342,941	12,502,000
94,000	Oceaneering International Inc.	2,032,090	3,124,560
40,000	Schlumberger Ltd.	1,275,020	2,950,000
920,000	Weatherford International plc†	12,929,770	7,157,600

		27,267,189	28,952,560

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water — 0.2%
22,500	Aqua America Inc.	$166,116	$715,950
80,000	Severn Trent plc	2,133,400	2,496,768

		2,299,516	3,212,718

	Entertainment — 1.6%
150,000	Grupo Televisa SAB, ADR	3,532,654	4,119,000
12,000	The Madison Square Garden Co, Cl. A†	347,057	1,996,320
115,000	Time Warner Inc.	3,180,120	8,343,250
140,016	Twenty-First Century Fox Inc., Cl. B	4,461,794	3,948,451
300,000	Viacom Inc., Cl. A	11,945,525	13,590,000

		23,467,150	31,997,021

	Environmental Services — 0.6%
50,000	Republic Services Inc.	1,684,307	2,382,500
175,000	Waste Management Inc.	5,905,150	10,325,000

		7,589,457	12,707,500

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	238,161	2,594,540
16,346	Danaher Corp.	627,561	1,550,582
190,000	Flowserve Corp.	2,554,267	8,437,900
24,000	Graco Inc.	1,307,940	2,015,040
12,000	Ingersoll-Rand plc	249,750	744,120
26,000	Minerals Technologies Inc.	951,815	1,478,100
190,000	Mueller Industries Inc.	3,794,476	5,589,800
16,000	Parker Hannifin Corp.	835,168	1,777,280
15,000	Tenaris SA, ADR	306,100	371,400

		10,865,238	24,558,762

	Financial Services — 17.8%
6,579	Alleghany Corp.†	1,015,114	3,264,500
380,000	AllianceBernstein Holding LP	7,016,152	8,903,400
360,000	American Express Co.	14,759,917	22,104,000
500,000	American International Group Inc.	12,953,205	27,025,000
30,000	Argo Group International Holdings Ltd.	764,717	1,721,700
22,932	Banco Popular Espanol SA	201,733	59,678
5,195	Banco Santander Chile, ADR	29,250	100,523
155,000	Banco Santander SA, ADR	1,193,258	675,800
335,000	Bank of America Corp.	3,395,384	4,529,200
13,056	BNP Paribas SA	580,935	657,101
510,000	Citigroup Inc.	20,768,079	21,292,500
32,000	Deutsche Bank AG	933,121	542,080
65,000	Dundee Corp., Cl. A†	1,411,928	300,289
44,000	Eaton Vance Corp.	1,344,334	1,474,880
132,000	Federated Investors Inc., Cl. B	3,257,871	3,808,200
34,000	Fidelity Southern Corp.	281,974	545,360
260,000	H&R Block Inc.	4,668,619	6,869,200

Shares		Cost	Market Value
54,000	Interactive Brokers Group Inc., Cl. A	$820,617	$2,123,280
315,034	Janus Capital Group Inc.	3,167,807	4,608,947
270,000	JPMorgan Chase & Co.	9,499,666	15,989,400
82,758	Julius Baer Group Ltd.	2,738,518	3,554,579
32,000	Kemper Corp.	868,650	946,240
90,100	Kinnevik Investment AB, Cl. A	1,682,511	2,661,409
19,000	Kinnevik Investment AB, Cl. B	278,394	538,995
473,000	Legg Mason Inc.	11,114,576	16,403,640
15,000	Leucadia National Corp.	263,160	242,550
160,000	Loews Corp.	6,743,634	6,121,600
155,000	M&T Bank Corp.	11,346,097	17,205,000
360,000	Marsh & McLennan Companies Inc.	10,845,255	21,884,400
370,000	Morgan Stanley	9,894,694	9,253,700
288,000	Navient Corp.	2,385,656	3,447,360
75,000	Northern Trust Corp.	3,374,898	4,887,750
30,000	Och-Ziff Capital Management Group LLC, Cl. A	284,735	130,500
40,000	Oritani Financial Corp.	400,000	678,800
40,000	Popular Inc.	1,006,510	1,144,400
20,000	Royal Bank of Canada	1,012,831	1,151,200
315,000	SLM Corp.†	1,496,699	2,003,400
170,000	State Street Corp.	7,766,302	9,948,400
310,000	Sterling Bancorp	3,484,951	4,938,300
12,000	SunTrust Banks Inc.	251,737	432,960
82,000	T. Rowe Price Group Inc.	3,733,964	6,023,720
100,000	TD Ameritrade Holding Corp.	1,692,686	3,153,000
1,160,000	The Bank of New York Mellon Corp.	34,363,918	42,722,800
3,000	The Dun & Bradstreet Corp.	105,969	309,240
21,000	The Goldman Sachs Group Inc.	2,643,896	3,296,580
152,000	The Hartford Financial Services Group Inc.	4,798,325	7,004,160
106,000	The PNC Financial Services Group Inc.	5,651,498	8,964,420
17,500	The Travelers Companies Inc.	696,468	2,042,425
78,000	W. R. Berkley Corp.	2,851,864	4,383,600
140,000	Waddell & Reed Financial Inc., Cl. A	3,211,846	3,295,600
870,000	Wells Fargo & Co.	27,599,927	42,073,200
375,000	Wright Investors’ Service Holdings Inc.†	922,026	502,500

		253,575,876	357,941,466

	Food and Beverage — 14.0%
1,000	Ajinomoto Co. Inc.	15,519	22,564
30,000	Anheuser-Busch InBev NV	496,266	3,729,475
190,500	Brown-Forman Corp., Cl. A	7,318,358	20,324,445
20,250	Brown-Forman Corp., Cl. B	825,919	1,994,017
210,000	Campbell Soup Co.	6,837,866	13,395,900

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
80,000	Coca-Cola Amatil Ltd., ADR	$246,845	$538,400
20,000	Coca-Cola Enterprises Inc.	450,000	1,014,800
14,500	Coca-Cola Femsa SAB de CV, ADR	590,410	1,204,225
12,000	Constellation Brands Inc., Cl. A	148,841	1,813,080
144,000	Danone SA	7,408,425	10,242,760
550,000	Davide Campari-Milano SpA	3,822,395	5,498,060
3,000	Diageo plc	79,177	81,069
99,000	Diageo plc, ADR	5,892,480	10,679,130
60,000	Dr Pepper Snapple Group Inc.	1,148,908	5,365,200
133,000	Fomento Economico Mexicano SAB de CV, ADR	3,194,849	12,809,230
240,000	General Mills Inc.	6,648,484	15,204,000
3,000,000	Grupo Bimbo SAB de CV, Cl. A†	2,411,096	8,874,728
148,000	Heineken NV	6,988,553	13,413,821
17,000	Heineken NV, ADR	430,190	769,930
230,000	ITO EN Ltd.	4,740,133	7,265,094
35,000	Kellogg Co.	1,790,141	2,679,250
2,000	McCormick & Co. Inc., Cl. V	137,120	198,830
28,000	McCormick & Co. Inc., Non-Voting	1,282,199	2,785,440
965,000	Mondelēz International Inc., Cl. A	18,556,646	38,715,800
115,000	Nestlé SA	3,174,203	8,593,157
65,000	Nestlé SA, ADR	3,829,280	4,849,650
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,309,367	6,110,445
3,950,000	Parmalat SpA	11,019,148	10,931,146
100,000	PepsiCo Inc.	6,444,340	10,248,000
45,000	Pernod Ricard SA	3,674,041	5,018,150
58,000	Remy Cointreau SA	3,534,133	4,403,409
20,000	SABMiller plc	733,959	1,222,532
200,000	Sapporo Holdings Ltd.	932,502	995,157
115,000	The Kraft Heinz Co.	3,499,535	9,034,400
500,000	The Coca-Cola Co.	12,461,102	23,195,000
1,000	The Hershey Co.	36,300	92,090
153,000	The WhiteWave Foods Co.†	2,058,578	6,217,920
95,790	Tootsie Roll Industries Inc.	1,909,508	3,346,903
20,000	Tyson Foods Inc., Cl. A	178,195	1,333,200
155,000	Yakult Honsha Co. Ltd.	4,171,714	6,865,476

		143,426,725	281,075,883

	Health Care — 12.7%
38,000	Abbott Laboratories	1,098,377	1,589,540
18,500	AbbVie Inc.	460,207	1,056,720
38,000	Aetna Inc.	1,540,997	4,269,300
4,000	Allergan plc†	576,000	1,072,120
67,000	Baxalta Inc.	1,242,073	2,706,800
112,000	Baxter International Inc.	2,711,257	4,600,960

Shares		Cost	Market Value

10,000	Becton, Dickinson and Co.	$774,341	$1,518,200
22,000	Bio-Rad Laboratories Inc., Cl. A†	2,262,601	3,007,840
400,000	Boston Scientific Corp.†	2,821,780	7,524,000
580,000	Bristol-Myers Squibb Co.	14,754,727	37,050,400
425,000	Eli Lilly & Co.	16,483,491	30,604,250
20,000	Express Scripts Holding Co.†	1,010,819	1,373,800
14,076	GlaxoSmithKline plc, ADR	635,995	570,782
21,500	Henry Schein Inc.†	550,269	3,711,545
105,000	Indivior plc	68,659	245,964
265,000	Johnson & Johnson	16,588,719	28,673,000
22,000	Laboratory Corp. of America Holdings†	1,656,832	2,576,860
85,000	Mead Johnson Nutrition Co.	3,961,753	7,222,450
482,000	Merck & Co. Inc.	14,657,748	25,502,620
259,500	Novartis AG, ADR	14,214,828	18,798,180
215,000	Patterson Companies Inc.	7,565,090	10,003,950
850,000	Pfizer Inc.	15,245,677	25,194,000
135,000	Roche Holding AG, ADR	2,611,034	4,134,375
37,000	Roche Holding AG, Genusschein	5,446,249	9,108,107
45,000	St. Jude Medical Inc.	1,774,215	2,475,000
90,000	Tenet Healthcare Corp.†	2,226,155	2,603,700
44,000	UnitedHealth Group Inc.	1,208,837	5,671,600
18,000	William Demant Holding A/S†	880,509	1,810,033
61,854	Wright Medical Group NV†	1,273,574	1,026,776
53,500	Zimmer Biomet Holdings Inc.	3,151,375	5,704,705
80,000	Zoetis Inc.	2,404,538	3,546,400

		141,858,726	254,953,977

	Hotels and Gaming — 0.8%
128,000	Las Vegas Sands Corp.	1,928,947	6,615,040
78,000	MGM Resorts International†	799,235	1,672,320
78,000	Starwood Hotels & Resorts Worldwide Inc.	1,586,433	6,507,540
14,500	Wynn Resorts Ltd.	468,737	1,354,735

		4,783,352	16,149,635

	Machinery — 0.8%
6,000	Caterpillar Inc.	35,181	459,240
130,000	Deere & Co.	6,584,132	10,008,700
160,000	Xylem Inc.	4,529,039	6,544,000

		11,148,352	17,011,940

	Metals and Mining — 0.9%
900,000	Alcoa Inc.	9,233,842	8,622,000
270,000	Freeport-McMoRan Inc.	3,886,726	2,791,800
254,600	Newmont Mining Corp.	7,860,462	6,767,268
2,000	Royal Gold Inc.	88,166	102,580

		21,069,196	18,283,648

	Paper and Forest Products — 0.1%
28,000	International Paper Co.	889,501	1,149,120

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing — 0.0%
800	Graham Holdings Co., Cl. B	$201,767	$384,000
3,000	Value Line Inc.	41,976	48,090

		243,743	432,090

	Real Estate — 0.0%
64,000	Dream Unlimited Corp., Cl. A†	845,172	405,066
10,000	Griffin Industrial Realty Inc.	224,290	245,600

		1,069,462	650,666

	Real Estate Investment Trusts — 0.9%
45,000	Ryman Hospitality Properties Inc.	1,712,312	2,316,600
500	Seritage Growth Properties, Cl. A	20,584	24,985
537,000	Weyerhaeuser Co.	12,638,337	16,636,260

		14,371,233	18,977,845

	Retail — 9.6%
16,000	Compagnie Financiere Richemont SA	540,728	1,057,459
24,562	Copart Inc.†	433,098	1,001,393
151,000	Costco Wholesale Corp.	7,903,558	23,794,580
474,000	CVS Health Corp.	16,666,456	49,168,020
140,000	Hertz Global Holdings Inc.†	2,745,639	1,474,200
100,000	Ingles Markets Inc., Cl. A	1,788,883	3,750,000
431,000	J.C. Penney Co. Inc.†	4,723,213	4,766,860
455,000	Macy’s Inc.	6,840,720	20,060,950
1,000	Sears Canada Inc.†	5,933	2,800
1,000	Sears Holdings Corp.†	24,001	15,310
209	Sears Hometown and Outlet Stores Inc.†	1,992	1,342
90,000	Seven & i Holdings Co. Ltd.	2,692,986	3,832,067
392,000	The Home Depot Inc.	11,105,834	52,304,560
38,000	Tractor Supply Co.	300,519	3,437,480
122,000	Walgreens Boots Alliance Inc.	3,832,028	10,277,280
154,000	Wal-Mart Stores Inc.	7,199,219	10,547,460
10,000	Weis Markets Inc.	300,480	450,600
218,000	Whole Foods Market Inc.	4,142,651	6,781,980

		71,247,938	192,724,341

	Specialty Chemicals — 2.2%
24,000	Albemarle Corp.	345,659	1,534,320
6,000	Ashland Inc.	275,062	659,760
66,000	E. I. du Pont de Nemours and Co.	2,866,485	4,179,120
294,000	Ferro Corp.†	2,479,612	3,489,780
8,000	FMC Corp.	186,076	322,960
46,000	H.B. Fuller Co.	950,216	1,952,700
205,000	International Flavors & Fragrances Inc.	9,473,277	23,322,850
2,400	NewMarket Corp.	9,263	951,024
2,700	Quaker Chemical Corp.	46,704	229,122

Shares		Cost	Market Value

38,000	Sensient Technologies Corp.	$779,808	$2,411,480
20,000	The Chemours Co.	210,932	140,000
90,000	The Dow Chemical Co.	3,041,686	4,577,400

		20,664,780	43,770,516

	Telecommunications — 3.4%
20,000	AT&T Inc.	487,538	783,400
450,000	BCE Inc.	9,912,971	20,493,000
50,000	BT Group plc, Cl. A	204,914	316,333
32,000	BT Group plc, ADR	469,025	1,026,560
40,000	CenturyLink Inc.	1,274,072	1,278,400
570,000	Cincinnati Bell Inc.†	2,113,892	2,205,900
340,000	Deutsche Telekom AG, ADR	5,257,279	6,089,400
12,000	Harris Corp.	949,244	934,320
33,000	Loral Space & Communications Inc.†	1,317,447	1,159,290
25,000	Orange SA, ADR	424,798	434,500
48,000	Proximus SA	1,497,748	1,640,491
25,000	Sprint Corp.†	124,240	87,000
45,010	Telefonica SA, ADR	428,921	500,961
370,000	Telephone & Data Systems Inc.	10,956,190	11,133,300
24,000	TELUS Corp.	185,454	781,305
30,000	TELUS Corp., New York	687,084	975,900
350,000	Verizon Communications Inc.	12,750,738	18,928,000

		49,041,555	68,768,060

	Transportation — 0.4%
171,000	GATX Corp.	6,081,094	8,122,500

	Wireless Communications — 1.2%
7,900,000	Cable & Wireless Communications plc	5,870,896	8,742,352
13,000	Millicom International Cellular SA	856,288	716,690
42,000	Millicom International Cellular SA, SDR	3,081,113	2,295,495
240,000	NTT DoCoMo Inc.	3,485,733	5,443,156
82,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,219,006	861,820
32,000	United States Cellular Corp.†	1,394,584	1,462,080
170,000	Vodafone Group plc, ADR	8,234,210	5,448,500

		24,141,830	24,970,093

	TOTAL COMMON STOCKS	1,155,510,673	2,001,866,240

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
30,000	Cincinnati Bell Inc., 6.750%, Ser. B	625,446	1,455,000

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	$27,343	$112,508
250,017	Safeway PDC, CVR, expire 01/30/17†	1,313	12,201

	TOTAL RIGHTS	28,656	124,709

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
310,000	Kinder Morgan Inc., expire 05/25/17†	553,864	11,315

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	522	462

	TOTAL WARRANTS	554,386	11,777

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$ 1,000,000	Layne Christensen Co., 4.250%, 11/15/18	$1,000,000	$729,375

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18	598,397	360,750

	TOTAL CONVERTIBLE CORPORATE BONDS	1,598,397	1,090,125

	CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
2,500,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	2,494,140	2,884,375

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	83,290	3,500

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,589	2,460

	TOTAL CORPORATE BONDS	2,580,019	2,890,335

	TOTAL INVESTMENTS — 99.8%	$1,160,897,577	2,007,438,186

	Other Assets and Liabilities (Net) — 0.2%		4,069,851

	NET ASSETS — 100.0%		$2,011,508,037

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of the Rule 144A security amounted to $2,884,375 or 0.14% of net assets.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $1,160,897,577)	$2,007,438,186
Foreign currency, at value (cost $10,509)	10,502
Cash	3,355
Receivable for investments sold	4,771,746
Receivable for Fund shares sold	1,730,419
Dividends and interest receivable	5,157,913
Prepaid expenses	75,825
Total Assets	2,019,187,946
Liabilities:
Payable for Fund shares redeemed	4,952,996
Payable for investment advisory fees	1,691,761
Payable for distribution fees	512,032
Payable for accounting fees	3,750
Line of credit payable	7,000
Other accrued expenses	512,370
Total Liabilities	7,679,909
Net Assets (applicable to 78,866,559 shares outstanding)	$2,011,508,037
Net Assets Consist of:
Paid-in capital	$1,100,579,548
Distributions in excess of net investment income	(10,379,702)
Accumulated net realized gain on investments and foreign currency transactions	74,786,230
Net unrealized appreciation on investments	846,540,609
Net unrealized depreciation on foreign currency translations	(18,648)
Net Assets	$2,011,508,037

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($913,026,156 ÷ 35,315,247 shares outstanding; 150,000,000 shares authorized)	$25.85
Class A:
Net Asset Value and redemption price per share ($178,639,511 ÷ 6,934,940 shares outstanding; 50,000,000 shares authorized)	$25.76
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.33
Class C:
Net Asset Value and offering price per share ($337,639,838 ÷ 14,663,420 shares outstanding; 50,000,000 shares authorized)	$23.03 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($582,202,532 ÷ 21,952,952 shares outstanding; 50,000,000 shares authorized)	$26.52

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $353,139)	$ 23,564,814
Interest	91,816
Total Investment Income	23,656,630
Expenses:
Investment advisory fees	10,508,418
Distribution fees - Class AAA	1,191,513
Distribution fees - Class A	226,604
Distribution fees - Class C	1,690,506
Shareholder services fees	982,468
Shareholder communication expenses	183,645
Custodian fees	130,754
Interest expense	54,801
Registration expenses	47,263
Legal and audit fees	35,521
Directors’ fees	35,270
Accounting fees	22,500
Miscellaneous expenses	60,429
Total Expenses	15,169,692
Expenses paid indirectly by broker (See Note 6)	(2,085)
Net Expenses	15,167,607
Net Investment Income	8,489,023
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	92,443,038
Net realized loss on foreign currency transactions	(4,978)
Net realized gain on investments and foreign currency transactions	92,438,060
Net change in unrealized appreciation/depreciation:
on investments	9,170,468
on foreign currency translations	6,724
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,177,192
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	101,615,252
Net Increase in Net Assets Resulting from Operations	$110,104,275

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
Operations:
Net investment income	$8,489,023		$22,527,371
Net realized gain on investments, securities sold short, and foreign currency transactions	92,438,060		165,930,458
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	9,177,192		(299,630,836)

Net Increase/(Decrease) in Net Assets Resulting from Operations	110,104,275		(111,173,007)

Distributions to Shareholders:
Net investment income
Class AAA	(9,793,528	)*	(10,878,119)
Class A	(1,877,646	)*	(1,801,369)
Class C	(3,914,897	)*	(3,397,674)
Class I	(6,277,486	)*	(6,350,097)

	(21,863,557)		(22,427,259)

Net realized gain
Class AAA	(2,767,978	)*	(69,951,446)
Class A	(530,685	)*	(13,005,643)
Class C	(1,106,480	)*	(25,979,180)
Class I	(1,774,227	)*	(46,112,598)

	(6,179,370)		(155,048,867)

Return of capital
Class AAA	(9,671,248	)*	—
Class A	(1,854,202	)*	—
Class C	(3,866,016	)*	—
Class I	(6,199,107	)*	—

	(21,590,573)		—

Total Distributions to Shareholders	(49,633,500)		(177,476,126)

Capital Share Transactions:
Class AAA	(101,379,827)		(491,853,048)
Class A	(10,000,026)		(1,515,615)
Class C	466,944		58,551,145
Class I	(100,392,057)		97,181,640

Net Decrease in Net Assets from Capital Share Transactions	(211,304,966)		(337,635,878)

Redemption Fees	2,418		4,168

Net Decrease in Net Assets	(150,831,773)		(626,280,843)
Net Assets:
Beginning of year	2,162,339,810		2,788,620,653

End of period (including undistributed net investment income of $0 and $2,994,832, respectively)	$2,011,508,037		$2,162,339,810

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2016(c)	$25.08	$0.11	$1.26	$1.37	$(0.26)	$(0.08)	$(0.26)	$(0.60)	$0.00	$25.85	5.51%	$913,026	0.85%(d)	1.40%(d)(e)(f)	0%
2015	28.55	0.25	(1.71)	(1.46)	(0.18)	(1.83)	—	(2.01)	0.00	25.08	(5.40)	985,647	0.88	1.37(e)	3
2014	26.68	0.30	3.05	3.35	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.55	12.64	1,604,629	1.06	1.37	4
2013	22.54	0.29	4.49	4.78	(0.64)	—	—	(0.64)	0.00	26.68	21.38	1,726,724	1.15	1.39	6
2012	18.52	0.25	4.13	4.38	(0.35)	—	(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17	1.40	6
2011	18.65	0.16	0.07	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79	1.41	14
Class A
2016(c)	$24.99	$0.11	$1.26	$1.37	$(0.26)	$(0.08)	$(0.26)	$(0.60)	$0.00	$25.76	5.53%	$178,640	0.86%(d)	1.40%(d)(e)(f)	0%
2015	28.45	0.26	(1.71)	(1.45)	(0.18)	(1.83)	—	(2.01)	0.00	24.99	(5.38)	183,418	0.90	1.37(e)	3
2014	26.59	0.30	3.04	3.34	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.45	12.64	209,501	1.07	1.37	4
2013	22.47	0.28	4.48	4.76	(0.64)	—	—	(0.64)	0.00	26.59	21.36	215,353	1.14	1.39	6
2012	18.47	0.25	4.11	4.36	(0.35)	—	(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19	1.40	6
2011	18.60	0.17	0.06	0.23	(0.16)	—	(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82	1.41	14
Class C
2016(c)	$22.48	$0.01	$1.14	$1.15	$(0.26)	$(0.08)	$(0.26)	$(0.60)	$0.00	$23.03	5.17%	$337,640	0.11%(d)	2.15%(d)(e)(f)	0%
2015	25.99	0.04	(1.54)	(1.50)	(0.18)	(1.83)	—	(2.01)	0.00	22.48	(6.10)	329,846	0.15	2.12(e)	3
2014	24.59	0.08	2.80	2.88	(0.25)	(0.38)	(0.85)	(1.48)	0.00	25.99	11.78	321,772	0.31	2.12	4
2013	20.97	0.09	4.17	4.26	(0.64)	—	—	(0.64)	0.00	24.59	20.50	224,804	0.38	2.14	6
2012	17.38	0.09	3.86	3.95	(0.21)	—	(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46	2.15	6
2011	17.65	0.02	0.07	0.09	(0.02)	—	(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09	2.16	14
Class I
2016(c)	$25.68	$0.14	$1.30	$1.44	$(0.26)	$(0.08)	$(0.26)	$(0.60)	$0.00	$26.52	5.66%	$582,202	1.10%(d)	1.15%(d)(e)(f)	0%
2015	29.11	0.34	(1.76)	(1.42)	(0.18)	(1.83)	—	(2.01)	0.00	25.68	(5.15)	663,429	1.15	1.12(e)	3
2014	27.11	0.38	3.10	3.48	(0.51)	(0.38)	(0.59)	(1.48)	0.00	29.11	12.92	652,719	1.28	1.12	4
2013	22.84	0.35	4.56	4.91	(0.64)	—	—	(0.64)	0.00	27.11	21.67	382,333	1.38	1.14	6
2012	18.71	0.33	4.16	4.49	(0.36)	—	—	(0.36)	0.00	22.84	24.13	309,157	1.54	1.15	6
2011	18.80	0.23	0.04	0.27	(0.22)	—	(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10	1.16	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2016, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact to the expense ratios.

(f)

The Fund incurred interest expense during the six months ended March 31, 2016. If interest expense had not been incurred during the six months, the ratio of operating expenses to average net assets would have been 1.39% (Class AAA and Class A), 2.14% (Class C), and 1.14% (Class I), respectively.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Broadcasting	$3,597,300	$20,462,717	—	$ 24,060,017
Food and Beverage	280,877,053	198,830		281,075,883
Other Industries (a)	1,696,730,340	—	—	1,696,730,340

Total Common Stocks	1,981,204,693	20,661,547	—	2,001,866,240

Convertible Preferred Stocks (a)	1,455,000	—		1,455,000
Rights (a)	—	—	$124,709	124,709
Warrants (a)	11,777	—	—	11,777
Convertible Corporate Bonds (a)	—	1,090,125	—	1,090,125
Corporate Bonds (a)	—	2,890,335	—	2,890,335

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,982,671,470	$24,642,007	$124,709	$2,007,438,186

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2016, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2015 was as follows:

Distributions paid from:
Ordinary income	$24,713,020
Net long term capital gains	162,112,388

Total distributions paid	$186,825,408*

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits,

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 20%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 39.6%. In addition, certain U.S. shareholders who are individuals, estates, or trusts and whose income exceeds certain thresholds will be required to pay 3.8% Medicare tax on their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of shares of the Fund. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,169,799,665	$895,418,140	$(57,779,619)	$837,638,521

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2016, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2016, other than short term securities and U.S. Government obligations, aggregated $4,985,236 and $280,694,405, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2016, the Fund paid brokerage commissions on security trades of $169,288 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $107,159 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,085.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2016, there was $7,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2016 was $8,535,356 with a weighted average interest rate of 0.69%. The maximum amount borrowed at any time during the six months ended March 31, 2016 was $28,635,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The redemption fees retained by the Fund during the six months ended March 31, 2016 and the year ended September 30, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	900,330	$22,955,834	2,524,754	$72,709,871
Shares issued upon reinvestment of distributions	821,128	21,034,885	2,944,279	79,537,003
Shares redeemed	(5,707,045)	(145,370,546)	(22,375,421)	(644,099,922)

Net decrease	(3,985,587)	$(101,379,827)	(16,906,388)	$(491,853,048)

Class A
Shares sold	892,003	$22,723,241	2,028,495	$57,890,814
Shares issued upon reinvestment of distributions	145,882	3,720,570	463,391	12,372,383
Shares redeemed	(1,442,575)	(36,443,837)	(2,514,896)	(71,778,812)

Net decrease	(404,690)	$(10,000,026)	(23,010)	$(1,515,615)

Class C
Shares sold	1,840,356	$42,457,996	3,932,456	$102,375,805
Shares issued upon reinvestment of distributions	331,354	7,575,481	967,909	23,322,668
Shares redeemed	(2,179,221)	(49,566,533)	(2,608,248)	(67,147,328)

Net increase/(decrease)	(7,511)	$466,944	2,292,117	$58,551,145

Class I
Shares sold	1,426,666	$37,384,560	10,629,569	$311,718,190
Shares issued upon reinvestment of distributions	487,826	12,817,888	1,693,262	46,565,405
Shares redeemed	(5,796,424)	(150,594,505)	(8,909,295)	(261,101,955)

Net increase/(decrease)	(3,881,932)	$(100,392,057)	3,413,536	$97,181,640

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2016, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year, three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

22

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q116SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2016

To Our Shareholders,

For the six months ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 5.3% compared with an increase of 7.8% for the Russell 1000 Index. The Russell 2500 Index increased 3.7%. The Blended Index which consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index increased 4.5%. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	5.33%	(14.19)%	5.22%	4.96%	10.18%		7.79%
Russell 2500 Index	3.68	(7.31)	8.58	6.47	13.03	(d)	10.75
Russell 1000 Index	7.75	0.50	11.35	7.06	14.71		9.12
MSCI AC World Ex-U.S. Index	3.03	(8.78)	0.76	2.39	5.20		8.07
Blended Index	4.51	(5.80)	7.22	5.58	11.41		9.67
Class A (GWSAX)	5.36	(14.18)	5.24	4.98	10.20		7.82
With sales charge (e)	(0.70)	(19.11)	4.00	4.35	8.29		7.32
Class C (GWSCX)	4.98	(14.80)	4.46	4.19	9.37		7.03
With contingent deferred sales charge (f)	3.98	(15.65)	4.46	4.19	9.37		7.03
Class I (GWSIX)	5.54	(13.90)	5.52	5.19	10.05		7.97

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2016. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name. (d) Russell 2500 Index performance is as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2015 through March 31, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$1,053.30	1.46%	$7.49
Class A	$1,000.00	$1,053.60	1.46%	$7.50
Class C	$1,000.00	$1,049.80	2.21%	$11.33
Class I	$1,000.00	$1,055.40	1.21%	$6.22
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.70	1.46%	$7.36
Class A	$1,000.00	$1,017.70	1.46%	$7.36
Class C	$1,000.00	$1,013.95	2.21%	$11.13
Class I	$1,000.00	$1,018.95	1.21%	$6.11
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2016:

The Gabelli Focus Five Fund

Health Care	19.8%
Cable and Satellite	14.4%
Specialty Chemicals	9.7%
Food and Beverage	8.6%
Retail	8.4%
Computer Software and Services	7.9%
U.S. Government Obligations	6.1%
Consumer Products	5.2%
Diversified Industrial	3.9%
Hotels and Gaming	3.8%

Entertainment	3.6%
Semiconductors	2.9%
Telecommunications	2.0%
Energy and Utilities	1.6%
Business Services	0.9%
Building and Construction	0.9%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.6%
	Building and Construction — 0.9%
160,000	Taylor Morrison Home Corp., Cl. A†	$2,041,175	$2,259,200

	Business Services — 0.9%
100,000	The Interpublic Group of Companies Inc.	1,760,740	2,295,000

	Cable and Satellite — 14.4%
371,280	EchoStar Corp., Cl. A†	15,814,872	16,443,991
515,000	Liberty Global plc, Cl. C†	17,038,889	19,343,400

		32,853,761	35,787,391

	Computer Software and Services — 7.9%
14,000	Alphabet Inc., Cl. C†(a)	8,595,019	10,429,300
95,000	Fortinet Inc.†	2,913,513	2,909,850
2,280,000	Internap Corp.†	13,305,420	6,224,400

		24,813,952	19,563,550

	Consumer Products — 5.2%
160,000	Edgewell Personal Care Co.	12,903,496	12,884,800

	Diversified Industrial — 3.9%
670,115	API Technologies Corp.†	1,266,101	1,320,127
1,675,047	Jason Industries Inc.†(b)	13,585,960	5,862,665
64,800	Tyco International plc	1,797,235	2,378,808

		16,649,296	9,561,600

	Energy and Utilities — 1.6%
494,700	Weatherford International plc†	3,240,180	3,848,766

	Entertainment — 3.6%
179,362	Take-Two Interactive Software Inc.†	3,306,462	6,756,567
30,000	Time Warner Inc.	2,046,817	2,176,500

		5,353,279	8,933,067

	Food and Beverage — 8.6%
550,000	Inventure Foods Inc.†	3,152,968	3,107,500
542,900	Maple Leaf Foods Inc.	9,355,128	11,349,170
64,300	Post Holdings Inc.†	2,158,737	4,421,911
58,300	United Natural Foods Inc.†	1,782,726	2,349,490

		16,449,559	21,228,071

	Health Care — 19.8%
200,000	Akorn Inc.†	4,347,192	4,706,000
328,800	Alere Inc.†	12,276,689	16,640,568
27,500	Allergan plc†	7,509,492	7,370,825

Shares		Cost	Market Value

9,544,600	BioScrip Inc.†(b)	$39,860,394	$20,425,444

		63,993,767	49,142,837

	Hotels and Gaming — 3.8%
435,000	MGM Resorts International†	8,200,172	9,326,400

	Retail — 8.4%
135,000	Barnes & Noble Inc.	1,698,989	1,668,600
12,500	Costco Wholesale Corp.	1,870,752	1,969,750
450,000	CST Brands Inc.	16,511,169	17,230,500

		20,080,910	20,868,850

	Semiconductors — 2.9%
350,000	Integrated Device Technology Inc.†	7,186,165	7,154,000

	Specialty Chemicals — 9.7%
725,000	Chemtura Corp.†	15,871,285	19,140,000
155,000	Methanex Corp.	6,408,609	4,978,600

		22,279,894	24,118,600

	Telecommunications — 2.0%
450,000	Gogo Inc.†	6,117,249	4,954,500

	TOTAL COMMON STOCKS	243,923,595	231,926,632

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.1%
$15,197,000	U.S. Treasury Bills, 0.025% to 0.451%††, 04/07/16 to 09/22/16	15,190,496	15,191,880

	TOTAL INVESTMENTS — 99.7%	$259,114,091	247,118,512

	Other Assets and Liabilities (Net) — 0.3%		692,626

	NET ASSETS — 100.0%		$247,811,138

(a)	Securities, or a portion thereof, with a value of $2,234,850 were deposited with the broker as collateral for options written.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities March 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $205,667,737)	$220,830,403
Investments in affiliates, at value (cost $53,446,354)	26,288,109
Foreign currency, at value (cost $34,057)	34,013
Cash	42,030
Receivable for investments sold	2,678,768
Receivable for Fund shares sold	195,615
Dividends receivable	28,125
Prepaid expenses	40,211

Total Assets	250,137,274

Liabilities:
Payable for investments purchased	1,388,926
Payable for Fund shares redeemed	519,534
Payable for investment advisory fees	209,457
Payable for distribution fees	68,101
Payable for accounting fees	3,750
Other accrued expenses	136,368

Total Liabilities	2,326,136

Net Assets (applicable to 20,003,522 shares outstanding)	$247,811,138

Net Assets Consist of:
Paid-in capital	$258,109,451
Accumulated net investment loss	(4,660,536)
Accumulated net realized gain on investments, written options, and foreign currency transactions	6,357,846
Net unrealized depreciation on investments	(11,995,579)
Net unrealized depreciation on foreign currency translations	(44)

Net Assets	$247,811,138

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($33,225,898 ÷ 2,627,924 shares outstanding; 100,000,000 shares authorized)	$12.64

Class A:
Net Asset Value and redemption price per share ($45,601,147 ÷ 3,570,755 shares outstanding; 50,000,000 shares authorized)	$12.77

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.55

Class C:
Net Asset Value and offering price per share ($61,302,326 ÷ 5,487,486 shares outstanding; 50,000,000 shares authorized)	$11.17	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($107,681,767 ÷ 8,317,357 shares outstanding; 50,000,000 shares authorized)	$12.95

(a)      Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $34,037)	$598,544
Interest	2,286

Total Investment Income	600,830

Expenses:
Investment advisory fees	1,452,188
Distribution fees - Class AAA	44,425
Distribution fees - Class A	64,274
Distribution fees - Class C	326,684
Shareholder services fees	158,594
Registration expenses	38,198
Shareholder communications expenses	32,088
Accounting fees	22,500
Custodian fees	19,615
Legal and audit fees	7,950
Interest expense	6,243
Directors’ fees	5,243
Miscellaneous expenses	15,403

Total Expenses	2,193,405

Expenses paid indirectly by broker (See Note 6)	(1,903)

Net Expenses	2,191,502

Net Investment Loss	(1,590,672)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	13,366,899
Net realized loss on investments - affiliated	(4,062,354)
Net realized loss on foreign currency transactions	(620)

Net realized gain on investments and foreign currency transactions	9,303,925

Net change in unrealized appreciation/depreciation:
on investments	7,444,509
on foreign currency translations	(44)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,444,465

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	16,748,390

Net Increase in Net Assets Resulting from Operations	$15,157,718

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations:
Net investment loss	$(1,590,672)	$(4,119,153)
Net realized gain/(loss) on investments, written options, and foreign currency transactions	9,303,925	(2,024,195)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,444,465	(51,737,361)

Net Increase/(Decrease) in Net Assets Resulting from Operations	15,157,718	(57,880,709)

Distributions to Shareholders:
Net realized gain
Class AAA	—	(4,590,959)
Class A	—	(8,748,506)
Class C	—	(8,227,387)
Class I	—	(24,833,402)

Total Distributions to Shareholders	—	(46,400,254)

Capital Share Transactions:
Class AAA	(7,502,218)	(7,220,254)
Class A	(14,992,766)	(28,863,265)
Class C	(12,044,060)	3,625,597
Class I	(74,783,050)	(90,452,273)

Net Decrease in Net Assets from Capital Share Transactions	(109,322,094)	(122,910,195)

Redemption Fees	293	4,497

Net Decrease in Net Assets	(94,164,083)	(227,186,661)
Net Assets:
Beginning of year	341,975,221	569,161,882

End of period (including undistributed net investment income of $0 and $0, respectively)	$247,811,138	$341,975,221

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Loss (a)		Expenses Net of Waivers/ Reimburse- ments (d)		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class AAA
2016(e)	$12.00	$(0.06)	$0.70	$0.64	—	—	$0.00	$12.64	5.33%	$33,226	(1.04	)%(f)	1.46	%(f)	1.46	%(f)(g)	28%
2015	15.22	(0.12)	(1.81)	(1.93)	$(1.29)	$(1.29)	0.00	12.00	(14.11)	38,960	(0.83)		1.37		1.37	(g)	73
2014	13.72	(0.09)	1.75	1.66	(0.16)	(0.16)	0.00	15.22	12.15	57,565	(0.58)		1.38		1.38		94
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)		1.54	(h)	1.54	(h)	69
2012	8.19	(0.11)	3.10	2.99	(0.07)	(0.07)	0.00	11.11	36.71	11,714	(1.09)		2.01		2.69	(i)	140
2011	8.92	(0.12)	(0.61)	(0.73)	—	—	0.00	8.19	(8.18)	5,207	(1.21)		2.01		2.80	(i)	40
Class A
2016(e)	$12.12	$(0.06)	$0.71	$0.65	—	—	$0.00	$12.77	5.36%	$45,601	(1.04	)%(f)	1.46	%(f)	1.46	%(f)(g)	28%
2015	15.36	(0.12)	(1.83)	(1.95)	$(1.29)	$(1.29)	0.00	12.12	(14.11)	57,987	(0.83)		1.37		1.37	(g)	73
2014	13.85	(0.09)	1.76	1.67	(0.16)	(0.16)	0.00	15.36	12.11	105,369	(0.59)		1.38		1.38		94
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)		1.54	(h)	1.54	(h)	69
2012	8.26	(0.13)	3.15	3.02	(0.07)	(0.07)	0.00	11.21	36.76	7,574	(1.20)		2.01		2.69	(i)	140
2011	8.99	(0.12)	(0.61)	(0.73)	—	—	0.00	8.26	(8.12)	139	(1.21)		2.01		2.80	(i)	40
Class C
2016(e)	$10.64	$(0.10)	$0.63	$0.53	—	—	$0.00	$11.17	4.98%	$61,302	(1.79	)%(f)	2.21	%(f)	2.21	%(f)(g)	28%
2015	13.73	(0.20)	(1.60)	(1.80)	$(1.29)	$(1.29)	0.00	10.64	(14.74)	70,274	(1.58)		2.12		2.12	(g)	73
2014	12.49	(0.18)	1.58	1.40	(0.16)	(0.16)	0.00	13.73	11.25	87,443	(1.31)		2.13		2.13		94
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)		2.29	(h)	2.29	(h)	69
2012	7.59	(0.17)	2.87	2.70	(0.07)	(0.07)	0.00	10.22	35.79	1,913	(1.83)		2.76		3.44	(i)	140
2011	8.33	(0.18)	(0.56)	(0.74)	—	—	0.00	7.59	(8.88)	192	(1.96)		2.76		3.55	(i)	40
Class I
2016(e)	$12.27	$(0.05)	$0.73	$0.68	—	—	$0.00	$12.95	5.54%	$107,682	(0.80	)%(f)	1.21	%(f)	1.21	%(f)(g)	28%
2015	15.50	(0.09)	(1.85)	(1.94)	$(1.29)	$(1.29)	0.00	12.27	(13.90)	174,754	(0.58)		1.12		1.12	(g)	73
2014	13.94	(0.05)	1.77	1.72	(0.16)	(0.16)	0.00	15.50	12.39	318,785	(0.30)		1.13		1.13		94
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)		1.29	(h)	1.29	(h)	69
2012	8.27	(0.09)	3.15	3.06	(0.07)	(0.07)	0.00	11.26	37.21	14,862	(0.84)		1.76		2.44	(i)	140
2011	8.98	(0.10)	(0.61)	(0.71)	—	—	0.00	8.27	(7.91)	82	(0.96)		1.76		2.55	(i)	40

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund incurred interest expense during the year ended September 30, 2011. If interest expense had not been incurred, during the year the ratio of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the year ended September 30, 2013, there was no interest expense, and for six months ended March 31, 2016 and the years ended September 30, 2015, 2014 and 2012, the effect of interest expense was minimal.

(e)	For the six months ended March 31, 2016, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact to the expense ratios.

(h)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class AAA and Class A), 2.23% (Class C), and 1.23% (Class I).

(i)

During the years ended September 30, 2012 and 2011, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$231,926,632	—	$231,926,632
U.S. Government Obligations	—	$15,191,880	15,191,880
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$231,926,632	15,191,880	$247,118,512

(a)      Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2016 or September 30, 2015.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2016, the Fund held no investments in equity options contracts.

The Fund’s volume of activity in equity options contracts during the six months ended March 31, 2016 had an average monthly market value of approximately $40,563. Please refer to Note 5 for option activity during the six months ended March 31, 2016.

For the six months ended March 31, 2016, the effect of equity option positions if any, can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2015 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$31,010,091
Net long term capital gains	15,390,163

Total distributions paid	$46,400,254

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required,

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$261,134,165	$26,427,130	$(40,442,783)	$(14,015,653)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2016, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2016, other than short term securities and U.S. Government obligations, aggregated $81,148,601 and $204,564,725, respectively.

Written options activity for the Fund for the six months ended March 31, 2016 was as follows:

	Number of Contracts	Premiums
Options outstanding at September 30, 2015	—	—
Options written	350	$50,566
Options repurchased	(350)	(50,566)

Options outstanding at March 31, 2016	—	—

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2016, the Distributor retained a total of $16,320 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,903.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

During the six months ended March 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Act and amount to $3,571,100 and $438,800, respectively.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2016, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2016 was $916,206 with a weighted average interest rate of 0.81%. The maximum amount borrowed at any time during the six months ended March 31, 2016 was $23,374,000.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2016, and the year ended September 30, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	222,667	$2,654,029	613,887	$8,810,559
Shares issued upon reinvestment of distributions	—	—	305,052	4,411,053
Shares redeemed	(842,527)	(10,156,247)	(1,454,097)	(20,441,866)

Net decrease	(619,860)	$(7,502,218)	(535,158)	$(7,220,254)

Class A
Shares sold	341,165	$4,252,569	1,269,743	$18,577,441
Shares issued upon reinvestment of distributions	—	—	530,683	7,747,971
Shares redeemed	(1,555,970)	(19,245,335)	(3,875,110)	(55,188,677)

Net decrease	(1,214,805)	$(14,992,766)	(2,074,684)	$(28,863,265)

Class C
Shares sold	474,664	$5,184,384	1,737,215	$22,450,442
Shares issued upon reinvestment of distributions	—	—	512,106	6,606,165
Shares redeemed	(1,592,263)	(17,228,444)	(2,012,006)	(25,431,010)

Net increase/(decrease)	(1,117,599)	$(12,044,060)	237,315	$3,625,597

Class I
Shares sold	850,680	$10,394,925	3,482,601	$51,033,834
Shares issued upon reinvestment of distributions	—	—	1,336,689	19,716,160
Shares redeemed	(6,777,092)	(85,177,975)	(11,144,226)	(161,202,267)

Net decrease	(5,926,412)	$(74,783,050)	(6,324,936)	$(90,452,273)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2016 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Loss	Value at March 31, 2016	Percent Owned of Shares Outstanding

Bioscrip Inc.	7,639,940	2,660,060	(755,400)	9,544,600	—	$(3,850,882)	$20,425,444	13.88%
Jason Industries Inc.	1,595,212	117,515	(37,680)	1,675,047	—	(211,472)	5,862,665	7.51%

					—	$(4,062,354)	$26,288,109

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2016, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of mid-cap core funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year and five year periods. The Independent Board Members also noted that the Fund’s five year performance was of less relevance than is usually the case due to the relatively recent changes in investment strategy and portfolio management team.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and another affiliate received minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of mid-cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI    (800-422-3554)

f    914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q116SR

The Gabelli Small Cap Growth Fund Semiannual Report — March 31, 2016

To Our Shareholders,

For the six months ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 6.1% compared with an increase of 2.0% for the Russell 2000 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	6.14%	(5.26)%	8.21%	7.64%	9.86%	12.37%
Russell 2000 Index	2.02	(9.76)	7.20	5.26	7.65	9.16
Class A (GCASX)	6.14	(5.26)	8.21	7.64	9.86	12.37
With sales charge (c)	0.04	(10.71)	6.94	7.00	9.43	12.10
Class C (GCCSX)	5.76	(5.97)	7.41	6.85	9.20	11.96
With contingent deferred sales charge (d)	4.76	(6.91)	7.41	6.85	9.20	11.96
Class I (GACIX)	6.29	(5.00)	8.49	7.87	10.02	12.47

In the current prospectuses dated January 28, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2016. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.

(c)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from October 1, 2015 through March 31, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,061.40	1.40%	$ 7.21
Class A	$1,000.00	$1,061.40	1.40%	$ 7.21
Class C	$1,000.00	$1,057.60	2.15%	$11.06
Class I	$1,000.00	$1,062.90	1.15%	$ 5.93
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.40%	$ 7.06
Class A	$1,000.00	$1,018.00	1.40%	$ 7.06
Class C	$1,000.00	$1,014.25	2.15%	$10.83
Class I	$1,000.00	$1,019.25	1.15%	$ 5.81

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2016:

The Gabelli Small Cap Growth Fund

Food and Beverage	10.7%
Equipment and Supplies	8.4%
Energy and Utilities	6.8%
Automotive: Parts and Accessories	6.7%
Retail	6.6%
Business Services	5.7%
Diversified Industrial	5.5%
Health Care	4.9%
Specialty Chemicals	4.2%
Financial Services	4.1%
Hotels and Gaming	3.6%
Aviation: Parts and Services	3.5%
U.S. Government Obligations	3.1%
Building and Construction	2.8%
Entertainment	2.6%
Computer Software and Services	2.5%
Telecommunications	2.1%
Wireless Communications	1.7%
Consumer Products	1.6%
Electronics	1.5%
Consumer Services	1.4%
Machinery	1.4%
Broadcasting	1.2%

Real Estate	1.1%
Cable	1.1%
Publishing	0.9%
Transportation	0.9%
Aerospace	0.6%
Home Furnishings	0.6%
Environmental Services	0.6%
Automotive	0.6%
Metals and Mining	0.4%
Manufactured Housing and Recreational Vehicles	0.4%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Educational Services	0.0%*
Closed-End Business Development Company	0.0%*
Paper and Forest Products	0.0%*
Agriculture	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.7%
	Aerospace — 0.6%
1,245,095	Aerojet Rocketdyne Holdings Inc.†	$8,096,303	$20,394,656
25,000	Embraer SA, ADR	430,623	659,000
20,000	Innovative Solutions & Support Inc.†	69,694	52,600

		8,596,620	21,106,256

	Agriculture — 0.0%
380,000	Black Earth Farming Ltd., SDR†	490,756	183,020
12,000	Cadiz Inc.†	93,950	62,640
10,000	Ceres Inc.†	123,134	2,200

		707,840	247,860

	Automotive — 0.6%
1,370,000	Navistar International Corp.†	38,515,807	17,152,400
15,000	PACCAR Inc.	627,598	820,350

		39,143,405	17,972,750

	Automotive: Parts and Accessories — 6.6%
236,000	BorgWarner Inc.	1,330,291	9,062,400
680,000	Brembo SpA	7,506,079	35,168,011
90,022	China Automotive Systems Inc.†	447,666	417,702
350,000	Cooper Tire & Rubber Co.	9,226,758	12,957,000
1,175,000	Dana Holding Corp.	10,521,115	16,555,750
1,360,000	Federal-Mogul Holdings Corp.†	16,478,722	13,436,800
756,000	Modine Manufacturing Co.†	9,525,533	8,323,560
22,000	Monro Muffler Brake Inc.	150,657	1,572,340
225,000	O’Reilly Automotive Inc.†	5,975,301	61,573,500
45,000	Puradyn Filter Technologies Inc.†	11,732	2,250
190,000	SORL Auto Parts Inc.†	1,091,977	342,000
80,375	Spartan Motors Inc.	388,580	317,481
225,000	Standard Motor Products Inc.	1,824,108	7,796,250
207,000	Strattec Security Corp.(a)	4,420,973	11,879,730
400,000	Superior Industries International Inc.	6,650,124	8,832,000
475,000	Tenneco Inc.†	4,109,505	24,467,250
26,000	Thor Industries Inc.	240,934	1,658,020
15,500	Visteon Corp.	1,591,078	1,233,645

		81,491,133	215,595,689

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.	302,990	581,750
9,500	Astronics Corp.†	18,095	362,425
15,616	Astronics Corp., Cl. B†	28,889	600,279
36,000	B/E Aerospace Inc.	1,926,253	1,660,320
9,650,000	BBA Aviation plc	22,126,931	27,774,969
490,000	Curtiss-Wright Corp.	14,055,963	37,078,300

Shares		Cost	Market Value

44,000	Ducommun Inc.†	$868,225	$671,000
880,018	Kaman Corp.	16,923,967	37,567,968
50,000	KLX Inc.†	1,946,560	1,607,000
85,000	Moog Inc., Cl. A†	703,065	3,882,800
16,200	Moog Inc., Cl. B†	471,841	731,268
68,000	Woodward Inc.	1,052,020	3,537,360

		60,424,799	116,055,439

	Broadcasting — 1.2%
520,836	ACME Communications Inc.†	10,417	85,625
247,034	Beasley Broadcast Group Inc., Cl. A	1,430,627	867,089
10,000	Cogeco Communications Inc.	340,851	533,282
23,300	Cogeco Inc.	592,837	1,020,805
440,000	Crown Media Holdings Inc., Cl. A†	1,582,399	2,235,200
25,000	Gray Television Inc.†	73,674	293,000
71,200	Gray Television Inc., Cl. A†	373,008	745,820
400,000	ITV plc	1,310,259	1,385,689
20,000	Liberty Broadband Corp., Cl. A†	124,003	1,163,200
52,362	Liberty Broadband Corp., Cl. C†	730,014	3,034,378
440	Liberty Global plc LiLAC, Cl. A†	4,313	15,426
1,320	Liberty Global plc LiLAC, Cl. C†	15,336	50,002
80,000	Liberty Media Corp., Cl. A†	372,009	3,090,400
160,000	Liberty Media Corp., Cl. C†	731,764	6,094,400
360,000	MSG Networks Inc., Cl. A†	2,378,357	6,224,400
150,000	Pandora Media Inc.†	2,027,795	1,342,500
594,500	Salem Media Group Inc.	2,210,372	3,424,320
170,000	Sinclair Broadcast Group Inc., Cl. A	1,335,314	5,227,500
450,000	Sirius XM Holdings Inc.†	219,282	1,777,500

		15,862,631	38,610,536

	Building and Construction — 2.8%
60,000	Beazer Homes USA Inc.†	1,092,968	523,200
270,000	CalAtlantic Group Inc.	4,420,032	9,023,400
295,000	D.R. Horton Inc.	3,487,620	8,917,850
52,000	Gibraltar Industries Inc.†	1,113,797	1,487,200
750,000	Hovnanian Enterprises Inc., Cl. A†	1,928,866	1,170,000
200,000	KB Home	2,123,861	2,856,000
415,000	Layne Christensen Co.†	8,431,152	2,983,850
75,000	Lennar Corp., Cl. A	1,070,083	3,627,000
450,000	Lennar Corp., Cl. B	12,077,844	17,419,500
600,000	Louisiana-Pacific Corp.†	5,071,723	10,272,000
130,000	MDC Holdings Inc.	3,265,051	3,257,800
155,000	Meritage Homes Corp.†	3,454,885	5,651,300
12,000	Nortek Inc.†	436,978	579,480
2,700	NVR Inc.†	1,908,453	4,677,480

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Building and Construction (Continued)
345,000	PulteGroup Inc.	$2,447,273	$6,454,950
380,000	Toll Brothers Inc.†	7,446,446	11,213,800

		59,777,032	90,114,810

	Business Services — 5.7%
40,000	ACCO Brands Corp.†	363,855	359,200
125,000	Ascent Capital Group Inc., Cl. A†	3,184,059	1,851,250
125,000	Blackhawk Network Holdings Inc.†	2,894,657	4,287,500
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	1,909,003	2,467,528
1,225,000	Diebold Inc.	40,196,982	35,414,750
560,488	Edgewater Technology Inc.†	2,775,139	4,366,202
95,000	GP Strategies Corp.†	791,180	2,603,000
30,000	GSE Systems Inc.†	130,842	81,300
400,000	Internap Corp.†	2,649,451	1,092,000
17,000	Landauer Inc.	443,034	562,190
1,100,000	Live Nation Entertainment Inc.†	11,276,960	24,541,000
220,000	Loomis AB, Cl. B	2,378,280	6,219,321
200,000	Macquarie Infrastructure Corp.	2,469,909	13,488,000
94,000	McGrath RentCorp	2,555,092	2,357,520
373,000	Scientific Games Corp., Cl. A†	4,659,375	3,517,390
15,000	Sealed Air Corp.	362,982	720,150
20,000	Sequential Brands Group Inc.†	209,491	127,800
120,000	Sohgo Security Services Co. Ltd.	1,459,559	6,504,065
40,000	Stamps.com Inc.†	377,584	4,251,200
179,392	Team Inc.†	5,345,577	5,449,929
400,000	The Brink’s Co.	9,807,432	13,436,000
2,000,000	The Interpublic Group of Companies Inc.	15,460,476	45,900,000
100,418	TNT Express NV†	887,655	901,101
33,050	TransAct Technologies Inc.	168,459	269,027
404,250	Trans-Lux Corp.†(a)	3,958,047	1,657,425
47,000	United Rentals Inc.†	587,456	2,922,930
14,444	Vectrus Inc.†	306,666	328,601

		117,609,202	185,676,379

	Cable — 1.1%
167,000	AMC Networks Inc., Cl. A†	2,124,059	10,844,980
4,000	Cable One Inc.	1,226,313	1,748,520
525,000	Cablevision Systems Corp., Cl. A	956,653	17,325,000
50,000	DISH Network Corp., Cl. A†	968,420	2,313,000
36,000	EchoStar Corp., Cl. A†	708,109	1,594,440
8,800	Liberty Global plc, Cl. A†	103,508	338,800

Shares		Cost	Market Value

26,400	Liberty Global plc, Cl. C†	$291,379	$991,584

		6,378,441	35,156,324

	Closed-End Business Development Company — 0.0%
112,000	MVC Capital Inc.	1,278,512	835,520

	Closed-End Funds — 0.1%
93,067	The Central Europe, Russia, and Turkey Fund Inc.	2,986,027	1,728,254
31,977	The European Equity Fund Inc.	318,173	252,938
101,878	The New Germany Fund Inc.	1,397,254	1,435,461

		4,701,454	3,416,653

	Communications Equipment — 0.1%
240,000	Communications Systems Inc.	2,168,311	1,764,000
52,000	Fortinet Inc.†	1,067,508	1,592,760
290,000	Sycamore Networks Inc.†	412,061	113,100

		3,647,880	3,469,860

	Computer Software and Services — 2.5%
194,000	Activision Blizzard Inc.	3,062,298	6,564,960
44,000	Avid Technology Inc.†	436,719	297,440
55,600	comScore Inc.†	2,365,232	1,670,224
900,000	EarthLink Holdings Corp.	4,885,192	5,103,000
16,500	Electronic Arts Inc.†	222,609	1,090,815
400,000	FalconStor Software Inc.†	1,130,208	536,000
253,231	Global Sources Ltd.†	1,641,060	2,051,171
73,077	Guidance Software Inc.†	659,687	314,231
42,000	InterXion Holding NV†	687,045	1,452,360
60,000	Mentor Graphics Corp.	720,436	1,219,800
20,000	Mercury Systems Inc.†	303,410	406,000
20,187	MKS Instruments Inc.	367,981	760,041
440,000	NCR Corp.†	4,746,089	13,169,200
3,996	NetScout Systems Inc.†	14,188	91,788
65,000	Quantum Corp.†	204,798	39,650
8,000	Rocket Internet SE†	373,499	224,030
100,000	Rockwell Automation Inc.	2,731,906	11,375,000
170,000	Stratasys Ltd.†	7,981,560	4,406,400
253,000	Tyler Technologies Inc.†	1,079,554	32,538,330

		33,613,471	83,310,440

	Consumer Products — 1.6%
295,000	1-800-FLOWERS.COM Inc., Cl. A†	1,342,595	2,324,600
54,000	Brunswick Corp.	951,695	2,590,920
33,500	Chofu Seisakusho Co. Ltd.	484,644	776,294
50,000	Church & Dwight Co. Inc.	266,314	4,609,000
30,000	Elizabeth Arden Inc.†	399,953	245,700
62,000	Ginko International Co. Ltd.	861,733	618,382
2,000	Harley-Davidson Inc.	4,712	102,660
25,000	Harman International Industries Inc.	1,186,027	2,226,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
143,000	Hunter Douglas NV	$6,146,472	$6,182,548
200	Kobayashi Pharmaceutical Co Ltd.	16,701	17,557
491,085	Marine Products Corp.	1,506,990	3,727,335
10,000	National Presto Industries Inc.	300,897	837,400
420,000	Sally Beauty Holdings Inc.†	2,845,224	13,599,600
220,000	Samick Musical Instruments Co. Ltd.	299,584	562,697
13,000	Shimano Inc.	1,500,919	2,037,585
9,750	Steven Madden Ltd.†	36,466	361,140
150,000	Swedish Match AB	2,992,162	5,092,230
87,425	Syratech Corp.†	17,426	262
25,000	The Scotts Miracle-Gro Co., Cl. A	771,996	1,819,250
22,000	WD-40 Co.	606,916	2,376,220
105,000	Wolverine World Wide Inc.	542,857	1,934,100

		23,082,283	52,041,480

	Consumer Services — 1.4%
53,000	Bowlin Travel Centers Inc.†	53,947	82,150
2,750	Collectors Universe Inc.	2,778	45,650
18,000	IAC/InterActiveCorp	199,991	847,440
265,017	KAR Auction Services Inc.	3,573,437	10,107,748
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,487,382	2,525,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	393,577	819,920
50,000	Liberty Ventures, Cl. A†	644,225	1,956,000
900,000	Rollins Inc.	2,281,581	24,408,000
46,000	The ADT Corp.	1,141,327	1,897,960
445,000	TiVo Inc.†	4,707,322	4,231,950

		14,485,567	46,921,818

	Diversified Industrial — 5.4%
18,000	Acuity Brands Inc.	259,730	3,926,520
30,000	Aegion Corp.†	561,304	632,700
105,000	Albany International Corp., Cl. A	2,386,753	3,946,950
240,000	Ampco-Pittsburgh Corp.	3,889,732	3,338,400
6,000	Anixter International Inc.†	57,120	312,660
37,000	Burnham Holdings Inc., Cl. A	745,640	612,350
40,076	Covisint Corp.†	103,328	80,152
402,000	Crane Co.	9,587,092	21,651,720
95,000	EnPro Industries Inc.	5,408,344	5,479,600
115,000	Greif Inc., Cl. A	2,267,516	3,766,250
117,970	Greif Inc., Cl. B	5,709,954	5,520,996
1,245,000	Griffon Corp.	13,703,772	19,235,250
34,000	Haynes International Inc.	1,694,519	1,241,000
190,000	Jardine Strategic Holdings Ltd.	3,487,637	5,671,500

Shares		Cost	Market Value

500,000	Katy Industries Inc.†(a)	$724,863	$875,000
48,000	Key Technology Inc.†	678,183	327,360
205,018	Kimball International Inc., Cl. B	2,084,730	2,326,954
14,000	L.B. Foster Co., Cl. A	292,417	254,240
75,000	Lawson Products Inc.†	1,075,729	1,468,500
96,000	Lincoln Electric Holdings Inc.	2,586,322	5,622,720
61,000	Lindsay Corp.	1,511,197	4,368,210
39,000	Lydall Inc.†	436,651	1,268,280
31,000	Matthews International Corp., Cl. A	738,675	1,595,570
592,576	Myers Industries Inc.	6,667,772	7,620,527
126,000	Oil-Dri Corp. of America	1,382,128	4,256,280
125,000	Olin Corp.	2,446,749	2,171,250
310,000	Park-Ohio Holdings Corp.	3,082,761	13,274,200
19,000	Pentair plc	727,134	1,030,940
99,000	Raven Industries Inc.	2,453,433	1,585,980
32,000	Roper Technologies Inc.	620,029	5,848,640
311,422	Sevcon Inc.†(a)	1,964,610	3,129,791
96,000	Sonoco Products Co.	2,940,089	4,662,720
58,000	Standex International Corp.	1,563,076	4,512,980
260,046	Steel Partners Holdings LP†	4,412,407	3,965,701
7,000	T Hasegawa Co. Ltd.	105,119	106,046
390,000	Textron Inc.	2,523,213	14,219,400
539,036	Tredegar Corp.	9,222,799	8,473,646
240,000	Trinity Industries Inc.	3,711,264	4,394,400
147,000	Tyco International plc	2,752,473	5,396,370

		106,566,264	178,171,753

	Educational Services — 0.0%
59,000	Career Education Corp.†	416,169	267,860
125,000	Corinthian Colleges Inc.†	209,899	119
295,000	Universal Technical Institute Inc.	4,819,462	1,271,450

		5,445,530	1,539,429

	Electronics — 1.5%
98,000	Badger Meter Inc.	2,797,399	6,517,980
285,000	Bel Fuse Inc., Cl. A(a)	6,485,444	3,985,725
550,000	CTS Corp.	5,306,161	8,657,000
575,000	Cypress Semiconductor Corp.	4,591,733	4,979,500
40,000	Daktronics Inc.	362,126	316,000
106,000	Dolby Laboratories Inc., Cl. A	4,361,252	4,606,760
239,000	Gentex Corp.	2,974,296	3,749,910
76,500	Greatbatch Inc.†	1,765,151	2,726,460
20,000	IMAX Corp.†	158,565	621,800
68,000	KEMET Corp.†	264,474	131,240
33,000	Kimball Electronics Inc.†	199,878	368,610
70,000	MOCON Inc.	1,038,750	969,500
346,399	Park Electrochemical Corp.	6,151,063	5,545,848
55,500	Renesas Electronics Corp.†	362,072	357,030

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
135,000	Rofin-Sinar Technologies Inc.†	$3,214,465	$4,349,700
170,000	Stoneridge Inc.†	1,355,936	2,475,200

		41,388,765	50,358,263

	Energy and Utilities — 6.8%
11,000	Amec Foster Wheeler plc, ADR	25,671	70,400
1,500	Aqua America Inc.	43,853	47,730
70,000	Avangrid Inc.	2,750,953	2,807,700
125,000	Avista Corp.	4,157,796	5,097,500
350,000	Black Hills Corp.	8,948,315	21,045,500
70,000	Black Ridge Oil and Gas Inc.†	0	4,550
135,000	Callon Petroleum Co.†	874,106	1,194,750
47,000	Chesapeake Utilities Corp.	862,472	2,959,590
6,000	Clean Energy Fuels Corp.†	52,782	17,580
170,000	Cleco Corp.	9,304,336	9,385,700
38,000	CMS Energy Corp.	197,906	1,612,720
23,000	Connecticut Water Service Inc.	464,832	1,037,300
15,000	CONSOL Energy Inc.	197,331	169,350
11,000	Consolidated Water Co. Ltd.	141,093	133,870
155,000	Covanta Holding Corp.	502,271	2,613,300
103,000	Diamondback Energy Inc.†	5,377,395	7,949,540
406,000	El Paso Electric Co.	5,906,970	18,627,280
80,000	Energy Recovery Inc.†	352,081	827,200
60,000	EXCO Resources Inc.†	293,962	59,346
20,000	Gamesa Corporacion Tecnologica SA	117,491	395,193
175,000	Great Plains Energy Inc.	3,533,494	5,643,750
110,000	Hawaiian Electric Industries Inc.	2,784,810	3,564,000
44,000	Middlesex Water Co.	755,374	1,357,400
95,000	National Fuel Gas Co.	5,556,830	4,754,750
16,000	Northwest Natural Gas Co.	764,416	861,600
90,000	NorthWestern Corp.	2,722,813	5,557,500
80,000	Oceaneering International Inc.	1,366,984	2,659,200
310,000	Otter Tail Corp.	7,388,107	9,182,200
12,000	Patterson-UTI Energy Inc.	241,902	211,440
2,000	Peabody Energy Corp.	17,446	4,640
1,250,000	PNM Resources Inc.	14,688,912	42,150,000
122,000	Rowan Companies plc, Cl. A	4,271,947	1,964,200
2,285,000	RPC Inc.	3,229,570	32,401,300
129,200	SJW Corp.	2,597,728	4,696,420
185,000	Southwest Gas Corp.	4,522,987	12,182,250
240,000	Steel Excel Inc.†	6,057,005	2,330,400
129,000	SunEdison Inc.†	489,820	69,686
30,000	Tesoro Corp.	352,883	2,580,300
19,000	The Laclede Group Inc.	759,384	1,287,250
43,000	The York Water Co.	605,831	1,312,360

Shares		Cost	Market Value

14,000	Vestas Wind Systems A/S	$132,040	$987,707
220,000	Westar Energy Inc.	4,036,837	10,914,200

		107,448,736	222,728,652

	Entertainment — 2.6%
75,000	Carmike Cinemas Inc.†	510,631	2,253,000
50,000	Discovery Communications Inc., Cl. A†	863,334	1,431,500
100,000	Discovery Communications Inc., Cl. C†	926,160	2,700,000
431,384	Dover Motorsports Inc.	1,595,309	979,242
12,000	Eros International plc†	138,247	138,120
5,000	Global Eagle Entertainment Inc.†	58,677	42,600
69,000	International Speedway Corp., Cl. A	2,180,287	2,546,790
6,814	International Speedway Corp., Cl. B	167,786	253,549
24,000	Lions Gate Entertainment Corp.	491,231	524,400
1,830,000	Media General Inc.†	11,498,332	29,847,300
72,000	Starz, Cl. A†	180,768	1,895,760
210,000	Take-Two Interactive Software Inc.†	1,957,272	7,910,700
124,000	The Madison Square Garden Co, Cl. A†	6,688,655	20,628,640
260,000	Twenty-First Century Fox Inc., Cl. A	673,473	7,248,800
157,000	Universal Entertainment Corp.	2,117,510	2,607,250
153,000	World Wrestling Entertainment Inc., Cl. A	1,680,845	2,701,980

		31,728,517	83,709,631

	Environmental Services — 0.6%
400,000	Republic Services Inc.	5,798,456	19,060,000

	Equipment and Supplies — 8.4%
44,000	A.O. Smith Corp.	328,585	3,357,640
538,000	AMETEK Inc.	1,016,606	26,889,240
40,500	AZZ Inc.	1,280,665	2,292,300
12,000	Belden Inc.	141,760	736,560
545,000	CIRCOR International Inc.	15,694,341	25,282,550
223,000	CLARCOR Inc.	1,454,445	12,887,170
325,000	Core Molding Technologies Inc.†	638,902	4,056,000
165,000	Crown Holdings Inc.†	666,877	8,182,350
2,335	Danaher Corp.	19,909	221,498
178,000	Donaldson Co. Inc.	1,577,779	5,679,980
215,000	Entegris Inc.†	1,209,536	2,928,300
830,063	Federal Signal Corp.	5,906,469	11,006,635
300,000	Flowserve Corp.	2,954,946	13,323,000
315,500	Franklin Electric Co. Inc.	1,601,373	10,149,635

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
244,000	Graco Inc.	$8,720,951	$20,486,240
95,000	IDEX Corp.	747,617	7,873,600
455,000	Interpump Group SpA	2,802,617	6,653,031
68,000	Itron Inc.†	2,820,377	2,836,960
15,750	Jarden Corp.†	115,037	928,463
38,000	Littelfuse Inc.	745,492	4,678,180
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	686,126
100,000	Manitowoc Foodservice Inc.†	513,586	1,474,000
81,000	Minerals Technologies Inc.	4,034,941	4,604,850
6,000	MSA Safety Inc.	179,592	290,100
670,000	Mueller Industries Inc.	17,918,374	19,711,400
530,000	Mueller Water Products Inc., Cl. A	3,997,254	5,236,400
10,000	Plantronics Inc.	262,977	391,900
2,000	Regal Beloit Corp.	59,351	126,180
94,032	SL Industries Inc.†	1,340,944	3,197,088
5,000	Teleflex Inc.	76,167	785,050
282,000	Tennant Co.	5,860,985	14,517,360
870,000	The Gorman-Rupp Co.	14,653,416	22,559,100
155,000	The Greenbrier Companies Inc.	2,327,736	4,284,200
258,800	The L.S. Starrett Co., Cl. A	3,187,042	2,678,580
100,000	The Manitowoc Co. Inc.	153,409	433,000
75,000	The Middleby Corp.†	1,121,311	8,007,750
35,000	The Timken Co.	1,218,937	1,172,150
24,000	The Toro Co.	845,248	2,066,880
7,500	Valmont Industries Inc.	172,236	928,800
149,649	Vicor Corp.†	1,308,465	1,568,322
7,875	Watsco Inc., Cl. B	23,627	1,028,633
176,500	Watts Water Technologies Inc., Cl. A	4,730,803	9,730,445

		114,790,294	275,927,646

	Financial Services — 4.1%
10,800	Alleghany Corp.†	1,858,236	5,358,960
26,620	Argo Group International Holdings Ltd.	724,275	1,527,722
20,000	Astoria Financial Corp.	309,633	316,800
310,000	BBCN Bancorp Inc.	3,512,655	4,708,900
107,700	BKF Capital Group Inc.†	210,018	78,352
130,000	Calamos Asset Management Inc., Cl. A	1,559,099	1,103,700
12,500	Capitol Federal Financial Inc.	125,000	165,750
22,000	Crazy Woman Creek Bancorp Inc.	343,564	273,460
636,000	Energy Transfer Equity LP	1,598,450	4,534,680
80,000	FCB Financial Holdings Inc., Cl. A†	2,298,603	2,660,800
9,967	Fidelity Southern Corp.	63,366	159,871

Shares		Cost	Market Value

230,000	First Niagara Financial Group Inc.	$2,957,474	$2,226,400
265,000	FirstMerit Corp.	4,813,827	5,578,250
500,093	Flushing Financial Corp.	8,835,466	10,812,011
290,064	Fortress Investment Group LLC, Cl. A	1,683,938	1,386,506
1,150,000	GAM Holding AG	14,934,620	16,624,200
265,000	Hilltop Holdings Inc.†	6,358,238	5,003,200
1,350,000	Janus Capital Group Inc.	13,871,453	19,750,500
750,072	KKR & Co. LP	4,395,628	11,018,558
180,000	Legg Mason Inc.	4,136,892	6,242,400
15,000	M&T Bank Corp.	1,294,650	1,665,000
11,500	Manning & Napier Inc.	117,859	92,805
60,024	Medallion Financial Corp.	463,920	554,022
247,000	Och-Ziff Capital Management Group LLC, Cl. A	1,750,284	1,074,450
165,000	Oritani Financial Corp.	1,685,540	2,800,050
32,000	PrivateBancorp Inc.	541,949	1,235,200
56,000	Pzena Investment Management Inc., Cl. A	555,107	422,800
12,000	State Auto Financial Corp.	284,397	264,720
431,887	Sterling Bancorp	4,773,930	6,879,960
14,000	T. Rowe Price Group Inc.	603,780	1,028,440
14,000	TFS Financial Corp.	205,115	243,180
150,000	The Charles Schwab Corp.	2,404,087	4,203,000
10,000	Universal American Corp.	73,364	71,400
40,782	Value Line Inc.	570,979	653,735
18,000	Virtu Financial Inc., Cl. A	342,000	397,980
440,000	Waddell & Reed Financial Inc., Cl. A	8,348,981	10,357,600
10,121	Waterloo Investment Holdings Ltd.†	1,390	405
572,300	Wright Investors’ Service Holdings Inc.†	1,177,469	766,882
30,000	Yadkin Financial Corp.	648,150	710,100

		100,433,386	132,952,749

	Food and Beverage — 10.7%
575,000	Arca Continental SAB de CV	1,132,490	3,991,385
3,000	Blue Buffalo Pet Products Inc.†	55,641	76,980
57,150	Brown-Forman Corp., Cl. A	1,115,861	6,097,333
7,500	Brown-Forman Corp., Cl. B	144,052	738,525
210,000	Bull-Dog Sauce Co. Ltd.	120,234	391,843
5,000,000	China Tontine Wines Group Ltd.†	960,438	174,029
220,000	Chr. Hansen Holding A/S	9,205,103	14,768,573
575,000	Cott Corp.	4,350,426	7,986,750
340,000	Crimson Wine Group Ltd.†	3,027,381	2,849,200
1,800,000	Davide Campari-Milano SpA	11,746,861	17,993,651
55,000	Dean Foods Co.	656,947	952,600
275,000	Denny’s Corp.†	906,156	2,849,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
306,000	Dr Pepper Snapple Group Inc.	$6,223,918	$27,362,520
3,500,000	Dynasty Fine Wines Group Ltd.†	1,246,520	649,706
110,000	Farmer Brothers Co.†	1,983,969	3,065,700
510,000	Flowers Foods Inc.	1,347,594	9,414,600
157,000	Ingredion Inc.	3,314,102	16,766,030
180,000	ITO EN Ltd.	3,741,497	5,685,726
85,000	Iwatsuka Confectionery Co. Ltd.	4,918,996	3,708,294
23,500	J & J Snack Foods Corp.	531,096	2,544,580
145,000	Kameda Seika Co. Ltd.	5,875,621	5,771,913
1,325,000	Kikkoman Corp.	14,057,979	43,560,354
240,043	Lifeway Foods Inc.†	2,482,791	2,599,666
1,200,000	Maple Leaf Foods Inc.	21,546,913	25,085,659
6,000	MEIJI Holdings Co. Ltd.	117,526	482,474
70,000	MGP Ingredients Inc.	331,262	1,696,800
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	2,411,036
17,000	National Beverage Corp.†	637,544	719,440
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	3,995,291
30,000	Nutrisystem Inc.	382,707	626,100
6,500,000	Parmalat SpA	17,935,803	17,987,961
278,000	Post Holdings Inc.†	9,878,024	19,118,060
162,000	Rock Field Co. Ltd.	2,539,700	4,930,028
889,236	Snyder’s-Lance Inc.	20,473,780	27,993,149
25,400	The Boston Beer Co. Inc., Cl. A†	543,660	4,700,778
428,000	The Hain Celestial Group Inc.†	3,744,555	17,509,480
76,000	The J.M. Smucker Co.	2,608,859	9,867,840
185,000	The WhiteWave Foods Co.†	2,425,256	7,518,400
850,000	Tingyi (Cayman Islands) Holding Corp.	1,941,545	950,002
337,840	Tootsie Roll Industries Inc.	6,491,597	11,804,130
95,000	United Natural Foods Inc.†	2,727,489	3,828,500
22,000	Vina Concha Y Toro SA, ADR	820,659	761,200
1,400,000	Vitasoy International Holdings Ltd.	1,028,189	2,613,264
20,000	Willamette Valley Vineyards Inc.†	73,225	138,400
150,000	Yakult Honsha Co. Ltd.	3,747,741	6,644,009

		183,858,543	351,380,959

	Health Care — 4.9%
41,000	Achaogen Inc.†	446,931	113,160
32,000	Alere Inc.†	773,166	1,619,520
14,000	Align Technology Inc.†	102,423	1,017,660
22,000	Allergan plc†	6,783,480	5,896,660
78,000	AngioDynamics Inc.†	856,768	958,620

Shares		Cost	Market Value

7,000	Anika Therapeutics Inc.†	$63,228	$313,040
200,000	ArthroCare Corp. Stub†	0	70,000
43,000	Biolase Inc.†	38,708	56,330
12,400	Bio-Rad Laboratories Inc., Cl. A†	883,151	1,695,328
18,000	Bruker Corp.	164,974	504,000
200,000	Cantel Medical Corp.	2,353,900	14,272,000
48,000	Cempra Inc.†	486,026	840,960
218,000	Cepheid Inc.†	2,991,037	7,272,480
180,000	Chemed Corp.	4,982,598	24,381,000
59,000	CONMED Corp.	1,505,771	2,474,460
385,000	Cutera Inc.†	4,034,485	4,331,250
87,000	DexCom Inc.†	795,191	5,908,170
210,024	Exactech Inc.†	3,283,169	4,255,086
50,000	Globus Medical Inc., Cl. A†	1,231,219	1,187,500
43,000	Henry Schein Inc.†	844,050	7,423,090
4,500	Heska Corp.†	36,434	128,250
46,500	ICU Medical Inc.†	2,163,255	4,840,650
94,000	Kindred Healthcare Inc.	1,652,584	1,160,900
19,100	Lexicon Pharmaceuticals Inc.†	257,605	228,245
40,001	LivaNova plc†	2,133,204	2,159,247
122,000	Masimo Corp.†	3,191,918	5,104,480
204,000	Meridian Bioscience Inc.	4,152,151	4,204,440
19,853	Neogen Corp.†	576,800	999,599
145,000	NuVasive Inc.†	4,284,884	7,054,250
25,500	Nuvectra Corp.†	174,575	137,955
18,000	Ophthotech Corp.†	726,750	760,860
319,500	OPKO Health Inc.†	1,967,486	3,319,605
163,444	Orthofix International NV†	4,090,071	6,786,195
69,678	Owens & Minor Inc.	1,452,849	2,816,385
160,000	Pain Therapeutics Inc.†	516,921	356,800
50,000	Patterson Companies Inc.	1,908,401	2,326,500
636,000	Quidel Corp.†	7,144,104	10,977,360
205,000	RTI Surgical Inc.†	1,010,145	820,000
25,000	Seikagaku Corp.	292,810	376,516
54,084	STERIS plc	4,031,421	3,842,668
2,300	Straumann Holding AG	206,988	792,938
3,000	Stryker Corp.	142,188	321,870
40,000	SurModics Inc.†	833,602	736,400
14,000	Syneron Medical Ltd.†	116,750	102,340
48,000	Tetraphase Pharmaceuticals Inc.†	491,486	222,240
29,000	The Cooper Companies Inc.	1,198,854	4,465,130
45,500	United-Guardian Inc.	411,719	940,485
70,000	Vascular Solutions Inc.†	528,293	2,277,100
404,500	Wright Medical Group NV†	8,320,598	6,714,700
15,000	Zeltiq Aesthetics Inc.†	378,421	407,400

		87,013,542	159,971,822

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Home Furnishings — 0.6%
212,050	Bassett Furniture Industries Inc.	$2,326,401	$6,755,913
35,000	Bed Bath & Beyond Inc.†	992,346	1,737,400
160,000	Ethan Allen Interiors Inc.	4,116,768	5,091,200
215,000	La-Z-Boy Inc.	4,297,905	5,749,100

		11,733,420	19,333,613

	Hotels and Gaming — 3.6%
152,000	Belmond Ltd., Cl. A†	1,430,860	1,442,480
500,000	Boyd Gaming Corp.†	4,146,653	10,330,000
180,080	Canterbury Park Holding Corp.	1,851,475	1,865,629
226,500	Churchill Downs Inc.	9,606,838	33,494,820
170,000	Dover Downs Gaming & Entertainment Inc.†	760,617	181,900
130,000	Formosa International Hotels Corp.	1,196,129	783,619
70,000	Gaming and Leisure Properties Inc.	1,377,812	2,164,400
1,000,000	Genting Singapore plc	1,020,254	619,505
160,000	Golden Entertainment Inc.†	1,348,531	1,734,400
18,000	Homeinns Hotel Group, ADR†	343,247	641,700
65,573	International Game Technology plc	1,242,608	1,196,707
173,000	Las Vegas Sands Corp.	908,003	8,940,640
3,150,000	Mandarin Oriental International Ltd.	4,525,377	4,284,000
94,500	Morgans Hotel Group Co.†	642,826	130,410
34,000	Penn National Gaming Inc.†	149,835	567,460
250,000	Pinnacle Entertainment Inc.†	2,070,992	8,775,000
560,000	Ryman Hospitality Properties Inc.	16,389,148	28,828,800
2,900,000	The Hongkong & Shanghai Hotels Ltd.	3,109,105	3,076,695
385,057	The Marcus Corp.	4,939,900	7,296,830
24,000	Wynn Resorts Ltd.	199,481	2,242,320

		57,259,691	118,597,315

	Machinery — 1.4%
470,000	Astec Industries Inc.	17,146,572	21,934,900
3,000	Capstone Turbine Corp.†	4,212	4,800
1,685,000	CNH Industrial NV	5,677,380	11,390,600
2,000	Disco Corp.	156,366	169,532
20,000	Global Power Equipment Group Inc.	259,171	40,000
320,000	Kennametal Inc.	7,389,766	7,196,800
6,000	Nordson Corp.	107,171	456,240
158,930	The Eastern Co.	3,107,627	2,609,631
187,000	Twin Disc Inc.	3,703,646	1,894,310

Shares		Cost	Market Value

10,000	Xylem Inc.	$362,059	$409,000

		37,913,970	46,105,813

	Manufactured Housing and Recreational Vehicles — 0.4%
91,000	Cavco Industries Inc.†	2,571,702	8,504,860
14,000	Drew Industries Inc.	237,825	902,440
73,992	Nobility Homes Inc.†	850,472	1,030,339
84,490	Skyline Corp.†	493,561	783,222
60,000	Winnebago Industries Inc.	734,195	1,347,000

		4,887,755	12,567,861

	Metals and Mining — 0.4%
52,003	Barrick Gold Corp.	1,522,648	706,201
210,000	Century Aluminum Co.†	2,419,257	1,480,500
20,000	Constellium NV, Cl. A†	309,983	103,800
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	29,105
135,000	Kinross Gold Corp.†	796,824	459,000
200,000	Lynas Corp Ltd.†	184,524	11,958
345,000	Materion Corp.	7,808,783	9,135,600
52,100	Stillwater Mining Co.†	477,514	554,865
47,000	TimkenSteel Corp.	916,228	427,700
245,000	Turquoise Hill Resources Ltd.†	1,368,145	622,300
61,000	United States Steel Corp.	606,932	979,050
15,000	Yamana Gold Inc.	50,671	45,600

		16,579,292	14,555,679

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	373,701	503,680

	Publishing — 0.9%
80,000	Cambium Learning Group Inc.†	261,134	341,600
3,200	Graham Holdings Co., Cl. B	1,491,702	1,536,000
1,075,000	Il Sole 24 Ore SpA†	1,242,777	675,231
12,000	John Wiley & Sons Inc., Cl. B	46,500	586,620
369,922	Journal Media Group Inc.	1,358,781	4,424,267
57,000	Meredith Corp.	1,779,993	2,707,500
65,000	News Corp., Cl. A	91,837	830,050
1,120,056	The E.W. Scripps Co., Cl. A	10,377,554	17,461,673

		16,650,278	28,562,941

	Real Estate — 1.1%
51,100	Capital Properties Inc., Cl. A†	584,199	518,665
160,000	Cohen & Steers Inc.	3,713,184	6,227,200
235,000	Griffin Industrial Realty Inc.	4,084,962	5,771,600
6,967	Gyrodyne LLC†	201,352	187,552
20,000	Lamar Advertising Co., Cl. A	184,258	1,230,000
103,000	Morguard Corp.	1,314,900	11,463,831
43,747	New Senior Investment Group Inc.	502,221	450,594
130,000	Tejon Ranch Co.†	3,608,091	2,674,100

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
505,060	The St. Joe Co.†	$8,182,966	$8,661,779

		22,376,133	37,185,321

	Retail — 6.6%
330,000	Aaron’s Inc.	3,379,591	8,283,000
200,000	AutoNation Inc.†	3,399,442	9,336,000
20,224	Barnes & Noble Education Inc.†	151,401	198,195
32,000	Barnes & Noble Inc.	293,897	395,520
320,700	Big 5 Sporting Goods Corp.	4,271,391	3,562,977
22,561	Biglari Holdings Inc.†	6,337,182	8,386,149
235,000	Casey’s General Stores Inc.	9,084,566	26,630,200
50,000	Coldwater Creek Inc.†	71,495	735
82,000	Copart Inc.†	1,407,742	3,343,140
1,000	Cracker Barrel Old Country Store Inc.	59,645	152,670
440,000	CST Brands Inc.	14,998,743	16,847,600
462,041	Dominion Diamond Corp.	6,616,045	5,124,035
2,500	Dunkin’ Brands Group Inc.	47,500	117,925
13,000	Fairway Group Holdings Corp.†	59,930	4,551
67,500	GNC Holdings Inc., Cl. A	2,164,657	2,143,125
80,000	HSN Inc.	2,423,032	4,184,800
665,000	Ingles Markets Inc., Cl. A	11,051,587	24,937,500
650,000	J.C. Penney Co. Inc.†	7,974,851	7,189,000
378,000	Krispy Kreme Doughnuts Inc.†	2,405,608	5,893,020
30,000	Lands’ End Inc.†	719,085	765,300
180,000	Macy’s Inc.	2,590,692	7,936,200
80,000	Movado Group Inc.	1,353,733	2,202,400
100,000	Murphy USA Inc.†	3,922,648	6,145,000
157,000	Nathan’s Famous Inc.†	2,358,179	6,845,200
100,000	Penske Automotive Group Inc.	1,476,842	3,790,000
540,000	Pier 1 Imports Inc.	6,404,774	3,785,400
10,000	Regis Corp.†	185,808	151,900
290,000	Rush Enterprises Inc., Cl. B†	3,282,048	5,295,400
3,100	Sprouts Farmers Market Inc.†	57,829	90,024
302,000	SUPERVALU Inc.†	2,704,584	1,739,520
435,000	The Bon-Ton Stores Inc.	3,425,183	987,450
440,000	The Cheesecake Factory Inc.	13,457,066	23,359,600
199,500	Tractor Supply Co.	1,824,293	18,046,770
44,073	Village Super Market Inc., Cl. A	1,147,845	1,064,804
110,000	Vitamin Shoppe, Inc.†	3,686,267	3,405,600
56,000	Weis Markets Inc.	1,772,705	2,523,360
1,054	Winmark Corp.	72,976	103,271

Shares		Cost	Market Value

12,000	Yoox Net-A-Porter Group SpA†	$295,129	$368,271

		126,935,991	215,335,612

	Specialty Chemicals — 4.2%
28,000	A. Schulman Inc.	660,272	762,160
17,000	Airgas Inc.	534,158	2,407,880
110,000	Albemarle Corp.	3,909,202	7,032,300
72,000	Ashland Inc.	2,304,412	7,917,120
1,450,000	Chemtura Corp.†	31,620,144	38,280,000
2,307,100	Ferro Corp.†	15,212,349	27,385,277
305,000	H.B. Fuller Co.	4,074,383	12,947,250
91,000	Hawkins Inc.	3,325,886	3,284,190
1,050,000	Huntsman Corp.	7,984,216	13,965,000
16,000	NewMarket Corp.	1,655,130	6,340,160
300,000	OMNOVA Solutions Inc.†	574,864	1,668,000
12,000	Quaker Chemical Corp.	196,457	1,018,320
250,000	Sensient Technologies Corp.	5,092,725	15,865,000

		77,144,198	138,872,657

	Telecommunications — 2.1%
240,000	AT&T Inc.	3,054,503	9,400,800
88,000	Atlantic Tele-Network Inc.	4,011,257	6,673,040
2,800,000	Cincinnati Bell Inc.†	9,218,908	10,836,000
65,000	Consolidated Communications Holdings Inc.	744,345	1,674,400
960,000	Gogo Inc.†	16,250,676	10,569,600
33,000	Harris Corp.	2,613,407	2,569,380
250,000	HC2 Holdings Inc.†	1,000,923	955,000
6,000	IDT Corp., Cl. B	48,867	93,540
12,000	Iridium Communications Inc.†	96,080	94,440
350,000	Ixia†	4,960,487	4,361,000
35,000	Loral Space & Communications Inc.†	1,383,726	1,229,550
140,000	New ULM Telecom Inc.	1,294,046	1,098,300
40,000	Pharol SGPS SA†	16,517	6,099
115,000	Rogers Communications Inc., Cl. B	555,319	4,602,300
232,010	Shenandoah Telecommunications Co.	982,995	6,206,267
705,000	Sprint Corp.†	3,684,619	2,453,400
37,584	Verizon Communications Inc.	846,702	2,032,543
808,000	VimpelCom Ltd., ADR	2,333,746	3,442,080

		53,097,123	68,297,739

	Transportation — 0.9%
490,000	GATX Corp.	15,218,669	23,275,000
20,000	Irish Continental Group plc	14,688	120,504
415,000	ModusLink Global Solutions Inc.†	1,509,095	610,050
130,000	Navigator Holdings Ltd.†	2,441,668	2,099,500

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
133,332	Providence and Worcester Railroad Co.	$1,892,820	$1,919,981

		21,076,940	28,025,035

	Wireless Communications — 1.7%
45,987,500	Cable & Wireless Communications plc	39,273,931	50,891,002
54,000	Millicom International Cellular SA, SDR	4,018,240	2,951,350
50,000	United States Cellular Corp.†	1,991,054	2,284,500

		45,283,225	56,126,852

	TOTAL COMMON STOCKS	1,746,584,020	3,170,402,836

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
46,000	Jungheinrich AG	948,781	4,196,379

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
14,748	Trans-Lux Pfd., Ser. B	2,949,576	1,676,918

	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A	1,292,107	1,811,955

	TOTAL CONVERTIBLE PREFERRED STOCKS	4,241,683	3,488,873

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR†	0	0
300,000	Sanofi, CVR, expire 12/31/20†	280,936	34,200

		280,936	34,200

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/17†	463,949	504,000

	TOTAL RIGHTS	744,885	538,200

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	$66,494	$1

Principal Amount
	CORPORATE BONDS — 0.0%
	Automotive — 0.0%
$300,000	Navistar International Corp., 8.250%, 11/01/21	199,370	220,500

	Real Estate — 0.0%
65,376	Capital Properties Inc., 5.000%, 12/31/22	65,376	53,445

	TOTAL CORPORATE BONDS	264,746	273,945

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
99,848,000	U.S. Treasury Bills, 0.025% to 0.587%††, 04/07/16 to 09/22/16	99,764,214	99,795,370

	TOTAL INVESTMENTS — 100.0%	$1,852,614,823	3,278,695,604

	Other Assets and Liabilities (Net) — 0.0%		1,313,933

	NET ASSETS — 100.0%		$3,280,009,537

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities March 31, 2016 (Unaudited)
Assets:
Investments, at value (cost $1,835,060,886)	$3,257,167,933
Investments in affiliates, at value (cost $17,553,937)	21,527,671
Foreign currency, at value (cost $81,046)	80,893
Cash	5,132
Receivable for Fund shares sold	3,705,476
Receivable for investments sold	2,936,309
Dividends and interest receivable	3,360,050
Prepaid expenses	105,299

Total Assets	3,288,888,763

Liabilities:
Payable for Fund shares redeemed	4,707,131
Payable for investments purchased	15,447
Payable for investment advisory fees	2,709,839
Payable for distribution fees	603,325
Payable for accounting fees	3,750
Payable for shareholder services fees	550,921
Other accrued expenses	288,813

Total Liabilities	8,879,226

Net Assets (applicable to 70,572,438 shares outstanding)	$3,280,009,537

Net Assets Consist of:
Paid-in capital	$1,799,805,236
Accumulated net investment loss	(2,988,565)
Accumulated net realized gain on investments and foreign currency transactions	57,107,252
Net unrealized appreciation on investments	1,426,080,781
Net unrealized appreciation on foreign currency translations	4,833

Net Assets	$3,280,009,537

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,748,592,075 ÷ 37,549,486 shares outstanding; 150,000,000 shares authorized)	$46.57
Class A:
Net Asset Value and redemption price per share ($272,763,326 ÷ 5,859,907 shares outstanding; 50,000,000 shares authorized)	$46.55
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$49.39
Class C:
Net Asset Value and offering price per share ($223,758,992 ÷ 5,328,079 shares outstanding; 50,000,000 shares authorized)	$42.00	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,034,895,144 ÷ 21,834,966 shares outstanding; 50,000,000 shares authorized)	$47.40

Statement of Operations For the Six Months Ended March 31, 2016 (Unaudited)
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $152,991)	$22,438,240
Dividends - affiliated	87,704
Interest	213,542

Total Investment Income	22,739,486

Expenses:
Investment advisory fees	16,505,988
Distribution fees - Class AAA	2,193,589
Distribution fees - Class A	343,856
Distribution fees - Class C	1,106,241
Shareholder services fees	1,716,494
Shareholder communication expenses	313,027
Custodian fees	190,403
Registration expenses	61,405
Directors’ fees	54,827
Legal and audit fees	40,156
Accounting fees	22,500
Interest expense	434
Miscellaneous expenses	78,580

Total Expenses	22,627,500

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(4,809)
Expenses paid indirectly by broker (See Note 6)	(2,595)

Total Reductions	(7,404)

Net Expenses	22,620,096

Net Investment Income	119,390

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	81,989,004
Net realized loss on foreign currency transactions	(31)

Net realized gain on investments and foreign currency transactions	81,988,973

Net change in unrealized appreciation/depreciation:
on investments	108,300,417
on foreign currency translations	11,495

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	108,311,912

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	190,300,885

Net Increase in Net Assets Resulting from Operations	$190,420,275

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
Operations:
Net investment income/(loss)	$ 119,390	$ (2,633,265)
Net realized gain on investments and foreign currency transactions	81,988,973	125,584,801
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	108,311,912	(159,185,970)
Net Increase/(Decrease) in Net Assets Resulting from Operations	190,420,275	(36,234,434)
Distributions to Shareholders:
Net realized gain
Class AAA	(66,085,581)	(40,491,589)
Class A	(10,407,406)	(5,714,487)
Class C	(9,096,124)	(4,769,460)
Class I	(38,921,755)	(17,578,191)
Total Distributions to Shareholders	(124,510,866)	(68,553,727)

Capital Share Transactions:
Class AAA	(72,486,617)	(275,000,296)
Class A	(9,380,058)	(7,559,787)
Class C	(114,630)	7,660,328
Class I	(27,252,043)	184,769,629
Net Decrease in Net Assets from Capital Share Transactions	(109,233,348)	(90,130,126)

Redemption Fees	7,008	10,209
Net Decrease in Net Assets	(43,316,931)	(194,908,078)
Net Assets:
Beginning of year	3,323,326,468	3,518,234,546
End of period (including undistributed net investment income of $0 and $0, respectively)	$3,280,009,537	$3,323,326,468

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses (d)		Portfolio Turnover Rate
Class AAA
2016(e)	$45.47	$(0.01)		$2.83	$2.82	—	$(1.72)	$(1.72)	$0.00	$46.57	6.14%	$1,748,592	(0.02	)%(f)	1.40	%(f)(g)	2%
2015	46.91	(0.05)		(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.47	(1.25)	1,784,050	(0.10)		1.38	(g)	9
2014	45.82	(0.14)		2.65	2.51	—	(1.42)	(1.42)	0.00	46.91	5.47	2,103,544	(0.28)		1.38		5
2013	35.84	0.20		10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50		1.39		5
2012	29.16	(0.03)		7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)		1.41		7
2011	29.97	(0.10)		(0.71)	(0.81)	—	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)		1.42		14
Class A
2016(e)	$45.45	$(0.00	)(c)	$2.82	$2.82	—	$(1.72)	$(1.72)	$0.00	$46.55	6.14%	$272,764	(0.02	)%(f)	1.40	%(f)(g)	2%
2015	46.89	(0.05)		(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.45	(1.25)	276,603	(1.10)		1.38	(g)	9
2014	45.80	(0.14)		2.65	2.51	—	(1.42)	(1.42)	0.00	46.89	5.47	292,796	(0.28)		1.38		5
2013	35.84	0.17		10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43		1.39		5
2012	29.15	(0.03)		7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)		1.41		7
2011	29.96	(0.10)		(0.71)	(0.81)	—	—	—	0.00	29.15	(2.70)	145,049	(0.31)		1.42		14
Class C
2016(e)	$41.31	$(0.16)		$2.57	$2.41	—	$(1.72)	$(1.72)	$0.00	$42.00	5.76%	$223,759	(0.77	)%(f)	2.15	%(f)(g)	2%
2015	43.01	(0.38)		(0.40)	(0.78)	—	(0.92)	(0.92)	0.00	41.31	(1.98)	220,763	(0.85)		2.13	(g)	9
2014	42.43	(0.46)		2.46	2.00	—	(1.42)	(1.42)	0.00	43.01	4.68	222,684	(1.03)		2.13		5
2013	33.27	(0.12)		10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)		2.14		5
2012	27.31	(0.26)		6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)		2.16		7
2011	28.28	(0.34)		(0.63)	(0.97)	—	—	—	0.00	27.31	(3.43)	81,289	(1.05)		2.17		14
Class I
2016(e)	$46.19	$0.05		$2.88	$2.93	—	$(1.72)	$(1.72)	$0.00	$47.40	6.29%	$1,034,895	0.23	%(f)	1.15	%(f)(g)	2%
2015	47.52	0.08		(0.49)	(0.41)	—	(0.92)	(0.92)	0.00	46.19	(1.00)	1,041,910	0.17		1.13	(g)	9
2014	46.29	(0.01)		2.66	2.65	—	(1.42)	(1.42)	0.00	47.52	5.72	899,211	(0.03)		1.13		5
2013	36.29	0.29		10.99	11.28	$(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71		1.14		5
2012	29.44	0.08		7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24		1.16		7
2011	30.18	(0.02)		(0.72)	(0.74)	—	—	—	0.00	29.44	(2.45)	164,494	(0.05)		1.17		14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The ratios do not include a reduction of advisory fee on unsupervised assets for the years ended September 30, 2012 and 2011. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% and 1.41% (Class AAA and Class A), 2.15% and 2.16% (Class C), and 1.15% and 1.16% (Class I), respectively. For the six months ended March 31, 2016 and the years ended September 30, 2015, 2014, and 2013, the effect was minimal.

(e)	For the six months ended March 31, 2016, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2016 and the year ended September 30, 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$37,779,091	$831,445	—	$38,610,536
Consumer Products	52,041,218	—	$262	52,041,480
Consumer Services	46,839,668	82,150	—	46,921,818
Educational Services	1,539,310	—	119	1,539,429
Electronics	46,372,538	3,985,725	—	50,358,263
Entertainment	83,456,082	253,549	—	83,709,631
Equipment and Supplies	274,899,013	1,028,633	—	275,927,646
Financial Services	132,600,532	351,812	405	132,952,749
Food and Beverage	350,731,253	—	649,706	351,380,959
Health Care	159,901,822	—	70,000	159,971,822
Manufactured Housing and Recreational Vehicles	11,537,522	1,030,339	—	12,567,861
Publishing	27,976,321	586,620	—	28,562,941
Retail	215,334,877	—	735	215,335,612
Other Industries (a)	1,720,522,089	—	—	1,720,522,089
Total Common Stocks	3,161,531,336	8,150,273	721,227	3,170,402,836
Preferred Stocks (a)	4,196,379	—	—	4,196,379
Convertible Preferred Stocks (a)	—	3,488,873	—	3,488,873
Rights (a)	34,200	—	504,000	538,200
Warrants (a)	1	—	—	1
Corporate Bonds (a)	—	273,945	—	273,945
U.S. Government Obligations	—	99,795,370	—	99,795,370
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,165,761,916	$111,708,461	$1,225,227	$3,278,695,604

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2016, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2015 was $68,553,727 of net long term capital gains.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,862,541,596	$1,569,688,649	$(153,534,641)	$1,416,154,008

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2016, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2016, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $4,809.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”) an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2016, other than short term securities and U.S. Government obligations, aggregated $75,473,584 and $147,042,270, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2016, the Fund paid brokerage commissions on security trades of $73,961 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $58,959 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,595.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2016, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2016 and the year ended September 30, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,377,659	$62,153,920	3,319,959	$162,417,991
Shares issued upon reinvestment of distributions	1,366,459	64,729,176	809,664	39,560,198
Shares redeemed	(4,432,514)	(199,369,713)	(9,736,323)	(476,978,485)

Net decrease	(1,688,396)	$(72,486,617)	(5,606,700)	$(275,000,296)

Class A
Shares sold	489,468	$22,314,007	1,117,567	$54,900,120
Shares issued upon reinvestment of distributions	198,812	9,413,748	101,724	4,968,185
Shares redeemed	(914,392)	(41,107,813)	(1,377,817)	(67,428,092)

Net decrease	(226,112)	$(9,380,058)	(158,526)	$(7,559,787)

Class C
Shares sold	356,092	$14,650,779	889,352	$39,843,004
Shares issued upon reinvestment of distributions	196,038	8,396,317	96,136	4,294,403
Shares redeemed	(567,972)	(23,161,726)	(818,494)	(36,477,079)

Net increase/(decrease)	(15,842)	$(114,630)	166,994	$7,660,328

Class I
Shares sold	2,887,117	$131,760,433	9,409,515	$472,777,435
Shares issued upon reinvestment of distributions	720,229	34,693,416	311,616	15,434,375
Shares redeemed	(4,328,580)	(193,705,892)	(6,086,578)	(303,442,181)

Net increase/(decrease)	(721,234)	$(27,252,043)	3,634,553	$184,769,629

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2016 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold/Closed	Ending Shares	Dividend Income	Realized Gain	Value at March 31, 2016	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	281,368	3,632	—	285,000	$33,884	—	$3,985,725	13.07%
Katy Industries Inc.	500,000	—	—	500,000	—	—	875,000	6.29%
Sevcon Inc.	300,000	11,422	—	311,422	—	—	3,129,791	7.34%
Strattec Security Corp.	207,000	—	—	207,000	53,820	—	11,879,730	5.69%
Trans-Lux Corp.	404,180	70	—	404,250	—	—	1,657,425	23.64%

Total					$87,704	—	$21,527,671

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2016, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance of the Fund against a peer group of small cap core funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period and in the third quartile for the three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios and size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e  info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q116SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/6/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/6/2016

* Print the name and title of each signing officer under his or her signature.